UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

April 30, 2016

1.9584802.102

T01-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 3.6%
Auto Parts & Equipment – 3.3%
American Axle & Manufacturing Holdings, Inc. (a)	5,694	$88,314
Autoliv, Inc.	7,387	904,686
BorgWarner, Inc.	18,836	676,589
Cooper-Standard Holding, Inc. (a)	1,076	82,970
Dana Holding Corp.	12,821	165,775
Delphi Automotive PLC	23,488	1,729,421
Dorman Products, Inc. (a)	2,671	143,673
Drew Industries, Inc.	1,931	125,187
Federal-Mogul Holdings Corp. Class A (a)	3,039	28,080
Fox Factory Holding Corp. (a)	1,914	33,131
Gentex Corp.	24,509	393,124
Gentherm, Inc. (a)	2,917	107,171
Johnson Controls, Inc.	54,317	2,248,724
Lear Corp.	6,331	728,888
Metaldyne Performance Group, Inc.	915	14,576
Modine Manufacturing Co. (a)	4,013	43,381
Motorcar Parts of America, Inc. (a)	1,508	48,362
Standard Motor Products, Inc.	1,758	62,427
Superior Industries International, Inc.	1,765	46,102
Tenneco, Inc. (a)	4,842	258,079
Tower International, Inc.	1,830	41,998
Visteon Corp.	3,417	272,232

		8,242,890

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	4,474	154,532
The Goodyear Tire & Rubber Co.	22,537	652,897

		807,429

TOTAL AUTO COMPONENTS		9,050,319

AUTOMOBILES – 4.4%
Automobile Manufacturers – 4.1%
Ford Motor Co.	310,515	4,210,583
General Motors Co.	118,611	3,771,830
Tesla Motors, Inc. (a)	8,238	1,983,381
Thor Industries, Inc.	3,967	253,967
Winnebago Industries, Inc.	2,254	48,777

		10,268,538

Motorcycle Manufacturers – 0.3%
Harley-Davidson, Inc.	16,080	769,106

TOTAL AUTOMOBILES		11,037,644

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	1,953	159,482
Genuine Parts Co.	12,647	1,213,733
LKQ Corp. (a)	25,602	820,544
Pool Corp.	3,571	312,141
Weyco Group, Inc.	602	16,880

TOTAL DISTRIBUTORS		2,522,780

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.1%
Education Services – 0.5%
2U, Inc. (a)	2,346	$65,758
American Public Education, Inc. (a)	1,352	31,312
Apollo Group, Inc. Class A (non-vtg.) (a)	8,017	62,533
Bridgepoint Education, Inc. (a)	1,708	16,294
Bright Horizons Family Solutions, Inc. (a)	3,753	246,272
Capella Education Co.	949	52,489
Career Education Corp. (a)	5,175	27,634
Chegg, Inc. (a)	3,669	16,657
DeVry Education Group, Inc.	5,011	86,941
Graham Holdings Co. Class B	390	185,851
Grand Canyon Education, Inc. (a)	3,746	163,813
Houghton Mifflin Harcourt Co. (a)	11,269	231,127
K12, Inc. (a)	2,730	33,552
Strayer Education, Inc. (a)	940	46,662

		1,266,895

Specialized Consumer Services – 0.6%
Ascent Capital Group, Inc. Class A (a)	965	14,542
Carriage Services, Inc.	1,389	33,933
H&R Block, Inc.	19,769	400,125
LifeLock, Inc. (a)	6,777	78,884
Regis Corp. (a)	3,219	44,004
Service Corp. International	16,459	438,961
ServiceMaster Global Holdings, Inc. (a)	11,384	436,235
Sotheby’s	4,770	129,935
Weight Watchers International, Inc. (a)	2,683	34,745

		1,611,364

TOTAL DIVERSIFIED CONSUMER SERVICES		2,878,259

HOTELS, RESTAURANTS & LEISURE – 15.7%
Casinos & Gaming – 1.4%
Boyd Gaming Corp. (a)	7,065	131,692
Caesars Acquisition Co. Class A (a)	4,253	32,195
Caesars Entertainment Corp. (a)	4,812	32,866
Churchill Downs, Inc.	1,050	140,889
Isle of Capri Casinos, Inc. (a)	1,910	28,459
Las Vegas Sands Corp.	33,376	1,506,926
MGM Resorts International (a)	37,787	804,863
Penn National Gaming, Inc. (a)	6,020	97,103
Pinnacle Entertainment, Inc. (a)	4,852	53,566
Scientific Games Corp. Class A (a)	4,323	42,884
Wynn Resorts Ltd.	6,830	603,089

		3,474,532

Hotels, Resorts & Cruise Lines – 3.3%
Belmond Ltd. Class A (a)	7,862	72,016
Carnival Corp.	34,643	1,699,239
Choice Hotels International, Inc.	3,059	154,969
Diamond Resorts International, Inc. (a)	3,931	83,376
Extended Stay America, Inc.	6,873	107,562
Hilton Worldwide Holdings, Inc.	41,479	914,612
Interval Leisure Group, Inc.	3,388	47,839
La Quinta Holdings, Inc. (a)	7,687	98,163

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Lindblad Expeditions Holdings, Inc. (a)	1,761	$17,610
Marcus Corp.	1,434	27,748
Marriott International, Inc. Class A	17,254	1,209,333
Marriott Vacations Worldwide Corp.	2,213	138,622
Norwegian Cruise Line Holdings Ltd. (a)	13,471	658,597
Royal Caribbean Cruises Ltd.	14,759	1,142,347
Starwood Hotels & Resorts Worldwide, Inc.	14,155	1,159,011
Wyndham Worldwide Corp.	9,749	691,692

		8,222,736

Leisure Facilities – 0.4%
ClubCorp Holdings, Inc.	5,444	72,677
International Speedway Corp. Class A	2,229	74,649
Intrawest Resorts Holdings, Inc. (a)	1,046	9,038
Planet Fitness, Inc., Class A (a)	1,427	21,919
SeaWorld Entertainment, Inc.	6,056	120,696
Six Flags Entertainment Corp.	6,151	369,368
Speedway Motorsports, Inc.	1,070	18,746
Vail Resorts, Inc.	3,053	395,791

		1,082,884

Restaurants – 10.6%
Aramark	19,135	641,214
Biglari Holdings, Inc. (a)	98	36,646
BJ’s Restaurants, Inc. (a)	1,641	73,189
Bloomin’ Brands, Inc.	10,176	190,291
Bob Evans Farms, Inc.	1,579	71,908
Bojangles’, Inc. (a)	802	14,139
Brinker International, Inc.	4,999	231,554
Buffalo Wild Wings, Inc. (a)	1,599	213,722
Carrols Restaurant Group, Inc. (a)	2,880	40,061
Chipotle Mexican Grill, Inc. (a)	2,620	1,102,941
Chuys Holdings, Inc. (a)	1,390	42,451
Cracker Barrel Old Country Store, Inc.	1,607	235,281
Darden Restaurants, Inc.	9,665	601,646
Dave & Buster’s Entertainment, Inc. (a)	2,624	101,549
Del Frisco’s Restaurant Group, Inc. (a)	1,975	31,462
Del Taco Restaurants, Inc. (a)	3,283	29,711
Denny’s Corp. (a)	6,545	64,730
DineEquity, Inc.	1,430	122,980
Domino’s Pizza, Inc.	4,588	554,597
Dunkin’ Brands Group, Inc.	7,758	360,747
El Pollo Loco Holdings, Inc. (a)	1,267	16,712
Fiesta Restaurant Group, Inc. (a)	2,222	71,348
Jack in the Box, Inc.	3,027	204,474
Krispy Kreme Doughnuts, Inc. (a)	5,343	93,022
McDonald’s Corp.	77,001	9,739,857
Noodles & Co. (a)	1,193	13,302
Panera Bread Co. Class A (a)	1,999	428,766
Papa John’s International, Inc.	2,469	139,721
Popeyes Louisiana Kitchen, Inc. (a)	1,825	98,112

	Shares	Value
Potbelly Corp. (a)	1,129	$16,088
Red Robin Gourmet Burgers, Inc. (a)	1,161	75,302
Ruby Tuesday, Inc. (a)	5,150	22,660
Ruth’s Hospitality Group, Inc.	3,005	47,719
Shake Shack, Inc. Class A (a)	897	32,758
Sonic Corp.	3,971	136,483
Starbucks Corp.	124,513	7,001,366
Texas Roadhouse, Inc. Class A	5,296	215,653
The Cheesecake Factory, Inc.	3,914	199,653
The Habit Restaurants, Inc. Class A (a)	1,007	16,867
Wendy’s Co.	17,192	186,705
Wingstop, Inc. (a)	1,207	30,103
Yum! Brands, Inc.	36,162	2,877,049
Zoe’s Kitchen, Inc. (a)	1,542	57,810

		26,482,349

TOTAL HOTELS, RESTAURANTS & LEISURE		39,262,501

HOUSEHOLD DURABLES – 4.2%
Consumer Electronics – 0.4%
Garmin Ltd.	9,608	409,589
Harman International Industries, Inc.	5,958	457,336
Universal Electronics, Inc. (a)	1,249	82,946

		949,871

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	2,136	72,709
La-Z-Boy, Inc.	4,241	109,715
Leggett & Platt, Inc.	11,408	562,300
Mohawk Industries, Inc. (a)	5,271	1,015,353
Tempur Sealy International, Inc. (a)	5,208	315,969

		2,076,046

Homebuilding – 1.6%
Beazer Homes U.S.A., Inc. (a)	2,791	22,942
CalAtlantic Group, Inc.	6,596	213,513
Cavco Industries, Inc. (a)	682	59,805
Century Communities, Inc. (a)	1,346	23,205
D.R. Horton, Inc.	28,350	852,201
Green Brick Partners, Inc. (a)	1,380	10,171
Hovnanian Enterprises, Inc. Class A (a)	9,821	16,401
Installed Building Products, Inc. (a)	1,610	42,794
KB Home	6,877	93,321
Lennar Corp. Class A	15,001	679,695
LGI Homes, Inc. (a)	1,229	34,424
M.D.C. Holdings, Inc.	3,253	80,056
M/I Homes, Inc. (a)	2,060	41,406
Meritage Homes Corp. (a)	3,162	107,603
NVR, Inc. (a)	310	515,000
PulteGroup, Inc.	26,455	486,508
Taylor Morrison Home Corp. Class A (a)	2,805	40,392
Toll Brothers, Inc. (a)	14,031	383,046
TopBuild Corp. (a)	3,213	100,310
TRI Pointe Group, Inc. (a)	12,827	148,793

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
WCI Communities, Inc. (a)	1,636	$26,143
William Lyon Homes Class A (a)	1,833	25,845

		4,003,574

Household Appliances – 0.6%
Helen of Troy Ltd. (a)	2,254	224,340
iRobot Corp. (a)	2,378	88,890
NACCO Industries, Inc. Class A	334	19,880
Whirlpool Corp.	6,558	1,142,010

		1,475,120

Housewares & Specialties – 0.8%
CSS Industries, Inc.	703	19,656
Libbey, Inc.	1,872	34,819
Newell Rubbermaid, Inc.	37,151	1,691,857
Tupperware Brands Corp.	4,217	244,881

		1,991,213

TOTAL HOUSEHOLD DURABLES		10,495,824

INTERNET & CATALOG RETAIL – 14.0%
Catalog Retail – 0.5%
HSN, Inc.	2,882	152,833
Liberty Interactive Corp. QVC Group Series A (a)	37,271	976,500

		1,129,333

Internet Retail – 13.5%
1-800-FLOWERS.com, Inc. Class A (a)	2,137	16,775
Amazon.com, Inc. (a)	33,439	22,056,030
Blue Nile, Inc.	978	25,213
Etsy, Inc. (a)	5,694	49,993
Expedia, Inc.	10,356	1,198,914
FTD Cos., Inc. (a)	1,618	44,997
Groupon, Inc. Class A (a)	38,457	139,214
Lands’ End, Inc. (a)	1,462	35,570
Liberty Media Corp. Series A (a)	11,294	451,760
Liberty TripAdvisor Holdings, Inc. Class A (a)	6,085	134,235
Netflix, Inc. (a)	34,051	3,065,612
NutriSystem, Inc.	2,429	53,487
Overstock.com, Inc. (a)	1,439	20,995
PetMed Express, Inc.	1,781	32,592
priceline.com, Inc. (a)	4,175	5,609,781
Shutterfly, Inc. (a)	2,998	137,848
TripAdvisor, Inc. (a)	9,921	640,797
Wayfair, Inc. Class A (a)	1,890	71,348

		33,785,161

TOTAL INTERNET & CATALOG RETAIL		34,914,494

LEISURE PRODUCTS – 1.3%
Leisure Products – 1.3%
Arctic Cat, Inc.	1,067	17,744
Brunswick Corp.	7,656	367,718

	Shares	Value
Callaway Golf Co.	7,552	$70,536
Hasbro, Inc.	9,417	797,055
Mattel, Inc.	28,448	884,448
Nautilus, Inc. (a)	2,482	43,782
Polaris Industries, Inc.	5,235	512,402
Smith & Wesson Holding Corp. (a)	4,604	100,505
Sturm, Ruger & Co., Inc.	1,585	101,488
Vista Outdoor, Inc. (a)	5,264	252,567

TOTAL LEISURE PRODUCTS		3,148,245

MEDIA – 24.3%
Advertising – 1.0%
Clear Channel Outdoor Holding, Inc. Class A	3,604	18,416
Harte-Hanks, Inc.	3,864	7,033
Interpublic Group of Companies, Inc.	34,118	782,667
National CineMedia, Inc.	5,165	73,343
Omnicom Group, Inc.	20,318	1,685,784

		2,567,243

Broadcasting – 1.9%
CBS Corp. Class B (non-vtg.)	36,370	2,033,447
Discovery Communications, Inc. Class A (a)	12,559	342,986
Discovery Communications, Inc. Class C (non-vtg.) (a)	23,004	616,047
E.W. Scripps Co. Class A (a)	4,518	68,583
Entercom Communications Corp. Class A (a)	1,873	21,240
Entravision Communications Corp. Class A	5,350	42,533
Gray Television, Inc. (a)	5,219	67,064
Media General, Inc. (a)	7,036	121,934
Nexstar Broadcasting Group, Inc. Class A	2,567	131,764
Scripps Networks Interactive, Inc. Class A	6,335	394,987
Sinclair Broadcast Group, Inc. Class A	5,528	177,283
TEGNA, Inc.	17,656	412,444
Tribune Media Co. Class A	6,722	259,133

		4,689,445

Cable & Satellite – 10.5%
AMC Networks, Inc. Class A (a)	5,129	334,565
Cable One, Inc.	415	190,468
Cablevision Systems Corp. – NY Group Class A	16,784	560,418
Charter Communications, Inc. Class A (a)	7,060	1,498,414
Comcast Corp. Class A	208,379	12,661,108
DISH Network Corp. Class A (a)	18,901	931,630
Liberty Broadband Corp. Class A (a)	1,961	112,405
Liberty Broadband Corp. Class C (a)	5,654	323,691
Liberty Global PLC LiLAC Series A (a)	1,067	40,045
Liberty Global PLC LiLAC Series C (a)	2,587	105,058

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Cable & Satellite – continued
Liberty Global PLC Series A (a)	21,188	$799,423
Liberty Global PLC Series C (a)	50,065	1,832,379
Liberty SiriusXM Group Class A (a)	7,710	252,657
Liberty SiriusXM Group Class C (a)	16,788	537,552
Loral Space & Communications Ltd. (a)	1,174	43,062
MSG Networks, Inc. (a)	4,643	79,349
Sirius XM Holdings, Inc. (a)	174,693	690,037
Starz – Liberty Capital Series A (a)	7,312	198,960
Time Warner Cable, Inc.	23,747	5,036,976

		26,228,197

Movies & Entertainment – 10.4%
AMC Entertainment Holdings, Inc. Class A	1,830	51,569
Carmike Cinemas, Inc. (a)	2,089	62,649
Cinemark Holdings, Inc.	8,796	304,781
DreamWorks Animation SKG, Inc. Class A (a)	6,271	250,338
Global Eagle Entertainment, Inc. (a)	3,315	26,553
IMAX Corp. (a)	5,261	168,352
Liberty Braves Group Class A (a)	797	12,465
Liberty Braves Group Class C (a)	1,719	25,648
Liberty Media Group Class A (a)	1,993	36,472
Liberty Media Group Class C (a)	4,299	77,382
Lions Gate Entertainment Corp.	8,761	194,494
Live Nation Entertainment, Inc. (a)	12,761	274,106
Regal Entertainment Group Class A	7,300	152,205
The Madison Square Garden Co. (a)	1,552	243,633
The Walt Disney Co.	131,802	13,609,875
Time Warner, Inc.	67,045	5,037,761
Twenty-First Century Fox, Inc. Class A	98,177	2,970,836
Twenty-First Century Fox, Inc. Class B	36,832	1,109,380
Viacom, Inc. Class B (non-vtg.)	29,226	1,195,344
World Wrestling Entertainment, Inc. Class A	2,868	47,724

		25,851,567

Publishing – 0.5%
Gannett Co., Inc.	9,120	153,672
John Wiley & Sons, Inc. Class A	3,920	194,393
Meredith Corp.	3,175	162,909
New Media Investment Group, Inc.	3,576	57,395
News Corp. Class A	31,991	397,328
Scholastic Corp.	2,033	73,960
The New York Times Co. Class A	10,941	140,264
Time, Inc.	9,171	134,814
Tribune Publishing Co.	1,884	21,346

		1,336,081

TOTAL MEDIA		60,672,533

	Shares	Value
MULTILINE RETAIL – 4.2%
Department Stores – 1.1%
Dillard’s, Inc. Class A	1,899	$133,784
J.C. Penney Co., Inc. (a)	24,372	226,172
Kohl’s Corp.	16,351	724,349
Macy’s, Inc.	26,408	1,045,493
Nordstrom, Inc.	11,560	591,063
Sears Holdings Corp. (a)	2,263	37,057

		2,757,918

General Merchandise Stores – 3.1%
Big Lots, Inc.	4,158	190,686
Dollar General Corp.	24,713	2,024,242
Dollar Tree, Inc. (a)	18,713	1,491,613
Fred’s, Inc. Class A	2,939	43,115
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,479	39,120
Target Corp.	49,077	3,901,621
Tuesday Morning Corp. (a)	3,960	34,373

		7,724,770

TOTAL MULTILINE RETAIL		10,482,688

SPECIALTY RETAIL – 19.4%
Apparel Retail – 4.6%
Abercrombie & Fitch Co. Class A	5,842	156,157
American Eagle Outfitters, Inc.	15,645	223,880
Ascena Retail Group, Inc. (a)	14,938	131,604
Boot Barn Holdings, Inc. (a)	979	8,028
Burlington Stores, Inc. (a)	6,377	363,298
Caleres, Inc.	3,502	88,285
Chico’s FAS, Inc.	11,186	141,055
Citi Trends, Inc.	1,353	24,300
DSW, Inc. Class A	6,608	162,359
Express, Inc. (a)	6,404	116,425
Finish Line, Inc. Class A	3,731	73,687
Foot Locker, Inc.	11,693	718,418
Francescas Holdings Corp. (a)	3,328	55,245
Gap, Inc.	20,308	470,739
Genesco, Inc. (a)	2,028	140,297
Guess?, Inc.	5,409	99,255
L Brands, Inc.	20,697	1,620,368
Ross Stores, Inc.	34,219	1,942,955
Shoe Carnival, Inc.	1,338	34,293
Stage Stores, Inc.	2,830	20,829
Stein Mart, Inc.	2,554	18,491
Tailored Brands, Inc.	3,505	61,057
The Buckle, Inc.	2,481	71,800
The Cato Corp. Class A	2,193	80,242
The Children’s Place Retail Stores, Inc.	1,730	134,784
TJX Companies, Inc.	56,144	4,256,838
Urban Outfitters, Inc. (a)	7,717	233,979
Zumiez, Inc. (a)	1,666	27,956

		11,476,624

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – 3.0%
Advance Auto Parts, Inc.	6,152	$960,327
America’s Car Mart, Inc. (a)	694	18,440
Asbury Automotive Group, Inc. (a)	1,803	109,298
AutoNation, Inc. (a)	6,015	304,660
AutoZone, Inc. (a)	2,556	1,955,928
CarMax, Inc. (a)	17,009	900,627
CST Brands, Inc.	6,378	240,897
Group 1 Automotive, Inc.	1,991	131,087
Lithia Motors, Inc. Class A	1,982	164,546
Monro Muffler Brake, Inc.	2,697	186,686
Murphy USA, Inc. (a)	3,908	224,397
O’Reilly Automotive, Inc. (a)	8,275	2,173,677
Penske Automotive Group, Inc.	3,799	148,655
Sonic Automotive, Inc. Class A	2,748	51,553
TravelCenters of America LLC (a)	2,798	20,313

		7,591,091

Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	26,044	835,491
Conn’s, Inc. (a)	1,511	20,761
GameStop Corp. Class A	8,910	292,248
Rent-A-Center, Inc.	4,398	64,651

		1,213,151

Home Improvement Retail – 8.1%
Home Depot, Inc.	106,404	14,246,431
Lowe’s Companies, Inc.	76,895	5,845,558
Lumber Liquidators Holdings, Inc. (a)	2,248	33,518
Tile Shop Holdings, Inc. (a)	2,313	41,264

		20,166,771

Homefurnishing Retail – 0.6%
Aarons, Inc. Class A	5,450	142,844
Bed Bath & Beyond, Inc. (a)	13,988	660,513
Haverty Furniture Companies, Inc.	1,582	29,536
Kirkland’s, Inc.	1,356	22,266
Mattress Firm Holding Corp. (a)	1,323	51,623
Pier 1 Imports, Inc.	7,345	50,607
Restoration Hardware Holdings, Inc. (a)	3,181	137,642
Select Comfort Corp. (a)	4,287	105,803
Williams-Sonoma, Inc.	7,184	422,276

		1,623,110

Specialty Stores – 2.6%
Barnes & Noble Education, Inc. (a)	3,279	30,691
Barnes & Noble, Inc.	5,140	60,395
Big 5 Sporting Goods Corp.	1,638	19,803
Cabela’s, Inc. Class A (a)	4,385	228,678
Dick’s Sporting Goods, Inc.	7,551	349,913
Five Below, Inc. (a)	4,559	190,110
GNC Holdings, Inc. Class A	6,925	168,693
Hibbett Sports, Inc. (a)	2,035	73,463
MarineMax, Inc. (a)	2,187	41,575

	Shares	Value
Office Depot, Inc. (a)	41,586	$244,526
Outerwall, Inc.	1,425	58,867
Party City Holdings, Inc. (a)	2,547	36,499
Sally Beauty Holdings, Inc. (a)	12,724	399,534
Signet Jewelers Ltd.	6,346	688,922
Sportsman’s Warehouse Holdings, Inc. (a)	2,657	30,237
Staples, Inc.	53,943	550,219
The Container Store Group, Inc. (a)	1,595	11,324
The Michaels Cos., Inc. (a)	7,813	222,124
Tiffany & Co., Inc.	10,762	767,869
Tractor Supply Co.	11,287	1,068,427
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,098	1,061,811
Vitamin Shoppe, Inc. (a)	2,516	68,863
Winmark Corp.	186	17,707

		6,390,250

TOTAL SPECIALTY RETAIL		48,460,997

TEXTILES, APPAREL & LUXURY GOODS – 6.7%
Apparel, Accessories & Luxury Goods – 3.6%
Carter’s, Inc.	4,353	464,335
Coach, Inc.	23,309	938,653
Columbia Sportswear Co.	2,388	139,865
Fossil Group, Inc. (a)	3,653	147,946
G-III Apparel Group Ltd. (a)	3,420	154,755
Hanesbrands, Inc.	32,923	955,755
Iconix Brand Group, Inc. (a)	4,017	34,064
Kate Spade & Co. (a)	10,693	275,131
lululemon athletica, Inc. (a)	9,436	618,530
Michael Kors Holdings Ltd. (a)	15,427	796,959
Movado Group, Inc.	1,394	39,325
Oxford Industries, Inc.	1,269	84,287
PVH Corp.	6,919	661,456
Ralph Lauren Corp.	4,937	460,178
Sequential Brands Group, Inc. (a)	3,123	17,333
Tumi Holdings, Inc. (a)	4,884	130,305
Under Armour, Inc. Class A (a)	15,060	661,736
Under Armour, Inc. Class C (a)	15,060	614,448
Vera Bradley, Inc. (a)	1,627	28,538
VF Corp.	28,599	1,803,167

		9,026,766

Footwear – 3.1%
Crocs, Inc. (a)	6,219	51,929
Deckers Outdoor Corp. (a)	2,708	156,550
NIKE, Inc. Class B	113,712	6,702,185
Skechers U.S.A., Inc. Class A (a)	10,902	360,311
Steven Madden Ltd. (a)	4,736	165,807
Wolverine World Wide, Inc.	8,638	163,690

		7,600,472

Quarterly Report	6

Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Textiles – 0.0%
Unifi, Inc. (a)	1,286	$33,127

TOTAL TEXTILES, APPAREL & LUXURY GOODS		16,660,365

TOTAL COMMON STOCKS (Cost $260,466,262)		249,586,649

Money Market Funds – 0.1%
	Shares	Value

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $183,150)	183,150	$183,150

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $260,649,412)		249,769,799

NET OTHER ASSETS (LIABILITIES) – 0.0%		25,243

NET ASSETS – 100%		$249,795,042

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$249,586,649	$249,586,649	$—	$—
Money Market Funds	183,150	183,150	—	—

Total Investments in Securities:	$249,769,799	$249,769,799	$—	$—

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $260,808,750. Net unrealized depreciation aggregated $11,038,951, of which $11,304,974 related to appreciated investment securities and $22,343,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

7	Quarterly Report

Investments (Unaudited) – continued

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

April 30, 2016

1.9584804.102

T02-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 22.2%
Brewers – 1.0%
Molson Coors Brewing Co. Class B	25,218	$2,411,597
The Boston Beer Co., Inc. Class A (a)	1,323	206,494

		2,618,091

Distillers & Vintners – 1.9%
Brown-Forman Corp. Class B	15,896	1,531,103
Constellation Brands, Inc. Class A	23,206	3,621,528

		5,152,631

Soft Drinks – 19.3%
Coca-Cola Bottling Co. Consolidated	712	113,471
Coca-Cola Enterprises, Inc.	29,131	1,528,795
Dr Pepper Snapple Group, Inc.	25,731	2,339,205
Monster Beverage Corp. (a)	19,155	2,762,534
National Beverage Corp. (a)	1,705	79,692
PepsiCo, Inc.	195,200	20,097,792
The Coca-Cola Co.	553,532	24,798,234

		51,719,723

TOTAL BEVERAGES		59,490,445

FOOD & STAPLES RETAILING – 21.9%
Drug Retail – 9.5%
CVS Health Corp.	148,672	14,941,536
Rite Aid Corp. (a)	144,664	1,164,545
Walgreens Boots Alliance, Inc.	118,212	9,371,848

		25,477,929

Food Distributors – 1.6%
SpartanNash Co.	5,277	146,173
Sysco Corp.	76,549	3,526,612
The Andersons, Inc.	3,877	129,918
The Chefs’ Warehouse, Inc. (a)	2,898	55,845
United Natural Foods, Inc. (a)	7,102	253,328

		4,111,876

Food Retail – 2.9%
Casey’s General Stores, Inc.	6,301	705,712
Ingles Markets, Inc. Class A	39	1,407
Natural Grocers by Vitamin Cottage, Inc. (a)	6,989	93,373
Smart & Final Stores, Inc. (a)	10,814	172,159
Sprouts Farmers Market, Inc. (a)	22,555	633,119
SUPERVALU, Inc. (a)	33,654	169,280
The Kroger Co.	127,260	4,503,731
Village Super Market, Inc. Class A	934	22,789
Weis Markets, Inc.	4,227	192,413
Whole Foods Market, Inc.	41,034	1,193,269

		7,687,252

Hypermarkets & Super Centers – 7.9%
Costco Wholesale Corp.	59,404	8,799,514
PriceSmart, Inc.	3,996	345,814
Wal-Mart Stores, Inc.	179,609	12,010,454

		21,155,782

TOTAL FOOD & STAPLES RETAILING		58,432,839

	Shares	Value
FOOD PRODUCTS – 19.4%
Agricultural Products – 2.3%
Alico, Inc.	706	$20,411
Archer-Daniels-Midland Co.	81,693	3,262,818
Bunge Ltd.	19,596	1,224,750
Darling Ingredients, Inc. (a)	22,557	326,851
Fresh Del Monte Produce, Inc.	4,705	203,538
Ingredion, Inc.	9,661	1,111,885

		6,150,253

Packaged Foods & Meats – 17.1%
Amplify Snack Brands, Inc. (a)	2,528	38,956
B&G Foods, Inc.	8,507	350,573
Blue Buffalo Pet Products, Inc. (a)	5,536	137,071
Cal-Maine Foods, Inc.	4,223	214,359
Calavo Growers, Inc.	2,100	120,057
Campbell Soup Co.	25,020	1,543,984
ConAgra Foods, Inc.	58,062	2,587,243
Dean Foods Co.	12,620	217,443
Farmer Bros Co. (a)	1,119	33,805
Flowers Foods, Inc.	19,666	376,801
Freshpet, Inc. (a)	5,280	43,718
General Mills, Inc.	81,650	5,008,411
Hormel Foods Corp.	39,188	1,510,697
J&J Snack Foods Corp.	2,068	209,137
John B Sanfilippo & Son, Inc.	1,096	60,642
Kellogg Co.	36,325	2,790,123
Lancaster Colony Corp.	2,628	306,162
Landec Corp. (a)	3,283	36,934
McCormick & Co., Inc. (non-vtg.)	15,665	1,469,064
Mead Johnson Nutrition Co.	26,698	2,326,731
Mondelez International, Inc. Class A	214,248	9,204,094
Pinnacle Foods, Inc.	14,856	632,717
Post Holdings, Inc. (a)	8,320	597,709
Sanderson Farms, Inc.	2,775	254,578
Seaboard Corp. (a)	57	171,171
Seneca Foods Corp. Class A (a)	931	30,341
Snyders-Lance, Inc.	10,438	333,703
The Hain Celestial Group, Inc. (a)	11,181	468,037
The Hershey Co.	20,699	1,927,284
The JM Smucker Co.	16,052	2,038,283
The Kraft Heinz Co.	82,412	6,433,905
The WhiteWave Foods Co. (a)	23,802	957,078
Tootsie Roll Industries, Inc.	2,634	93,876
TreeHouse Foods, Inc. (a)	7,328	647,795
Tyson Foods, Inc. Class A	39,652	2,609,895

		45,782,377

TOTAL FOOD PRODUCTS		51,932,630

HOUSEHOLD PRODUCTS – 18.3%
Household Products – 18.3%
Central Garden and Pet Co. (a)	1,499	24,389
Central Garden and Pet Co. Class A (a)	4,400	71,676
Church & Dwight Co., Inc.	18,746	1,737,754

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Colgate-Palmolive Co.	115,864	$8,217,075
Energizer Holdings, Inc.	8,505	369,882
HRG Group, Inc. (a)	12,628	181,843
Kimberly-Clark Corp.	49,592	6,208,423
Spectrum Brands Holdings, Inc.	3,620	411,232
The Clorox Co.	18,104	2,267,164
The Procter & Gamble Co.	364,619	29,213,274
WD-40 Co.	1,937	198,155

TOTAL HOUSEHOLD PRODUCTS		48,900,867

PERSONAL PRODUCTS – 1.9%
Personal Products – 1.9%
Avon Products, Inc.	60,989	287,258
Edgewell Personal Care Co.	8,119	666,326
Elizabeth Arden, Inc. (a)	3,802	38,895
Herbalife Ltd. (a)	9,312	539,630
Inter Parfums, Inc.	2,504	76,673
Medifast, Inc.	1,207	38,057
Natural Health Trends Corp.	1,076	38,940
Nu Skin Enterprises, Inc. Class A	8,113	330,767
Revlon, Inc. Class A (a)	1,769	64,445
The Estee Lauder Cos., Inc. Class A	30,577	2,931,417
USANA Health Sciences, Inc. (a)	838	99,253

TOTAL PERSONAL PRODUCTS		5,111,661

	Shares	Value
TOBACCO – 16.1%
Tobacco – 16.1%
Altria Group, Inc.	262,734	$16,476,049
Philip Morris International, Inc.	207,586	20,368,338
Reynolds American, Inc.	116,097	5,758,411
Universal Corp.	3,014	164,414
Vector Group Ltd.	12,619	272,571

TOTAL TOBACCO		43,039,783

TOTAL COMMON STOCKS (Cost $258,220,857)		266,908,225

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $494,037)	494,037	494,037

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $258,714,894)		267,402,262

NET OTHER ASSETS (LIABILITIES) – 0.0%		73,209

NET ASSETS – 100%		$267,475,471

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$266,908,225	$266,908,225	$—	$—
Money Market Funds	494,037	494,037	—	—

Total Investments in Securities:	$267,402,262	$267,402,262	$—	$—

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $260,530,786. Net unrealized appreciation aggregated $6,871,476, of which $13,076,002 related to appreciated investment securities and $6,204,526 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of

3	Quarterly Report

Investments (Unaudited) – continued

the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

April 30, 2016

1.9584806.102

T03-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 17.4%
Oil & Gas Drilling – 2.0%
Atwood Oceanics, Inc.	16,722	$161,534
Diamond Offshore Drilling, Inc.	18,729	454,365
Ensco PLC Class A	78,801	942,460
Helmerich & Payne, Inc.	30,323	2,004,957
Nabors Industries Ltd.	76,382	748,544
Noble Corp. PLC	65,008	730,040
Parker Drilling Co. (a)	34,407	105,285
Patterson-UTI Energy, Inc.	39,674	783,561
Rowan Cos. PLC Class A	32,308	607,713
Transocean Ltd.	97,795	1,083,569
Transocean Partners LLC	5,797	68,521
Unit Corp. (a)	13,162	166,631

		7,857,180

Oil & Gas Equipment & Services – 15.4%
Archrock, Inc.	18,143	178,709
Baker Hughes, Inc.	119,440	5,776,118
Bristow Group, Inc.	9,460	216,823
C&J Energy Services Ltd. (a)	13,208	19,152
CARBO Ceramics, Inc.	5,745	85,313
Core Laboratories N.V.	12,156	1,624,771
Dril-Quip, Inc. (a)	10,927	708,288
Era Group, Inc. (a)	5,451	51,948
Exterran Corp. (a)	9,025	138,082
Fairmount Santrol Holdings, Inc. (a)	11,562	46,248
FMC Technologies, Inc. (a)	62,772	1,913,918
Forum Energy Technologies, Inc. (a)	17,317	289,887
Frank’s International N.V.	11,623	193,523
Geospace Technologies Corp. (a)	3,714	60,761
Halliburton Co.	232,745	9,614,696
Helix Energy Solutions Group, Inc. (a)	27,751	239,491
Hornbeck Offshore Services, Inc. (a)	9,015	105,836
Matrix Service Co. (a)	8,013	150,965
McDermott International, Inc. (a)	64,562	293,111
National Oilwell Varco, Inc. (a)	103,041	3,713,598
Natural Gas Services Group, Inc. (a)	3,893	89,500
Newpark Resources, Inc. (a)	23,121	107,975
Oceaneering International, Inc.	27,451	1,006,079
Oil States International, Inc. (a)	14,245	493,447
PHI, Inc. (non-vtg.) (a)	3,684	82,595
RigNet, Inc. (a)	3,705	63,356
RPC, Inc.	18,345	277,376
Schlumberger Ltd.	375,876	30,197,878
SEACOR Holdings, Inc. (a)	5,265	309,424
Superior Energy Services, Inc.	40,424	681,549
Tesco Corp.	9,549	90,334
TETRA Technologies, Inc. (a)	22,013	158,494
Tidewater, Inc.	12,848	112,548
US Silica Holdings, Inc.	16,680	426,174
Weatherford International PLC (a)	236,982	1,926,664

		61,444,631

TOTAL ENERGY EQUIPMENT & SERVICES		69,301,811

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 82.4%
Coal & Consumable Fuels – 0.2%
CONSOL Energy, Inc.	49,254	$741,273

Integrated Oil & Gas – 41.1%
Chevron Corp.	507,475	51,853,796
Exxon Mobil Corp.	1,085,476	95,956,078
Occidental Petroleum Corp.	206,845	15,854,669

		163,664,543

Oil & Gas Exploration & Production – 25.5%
Anadarko Petroleum Corp.	137,855	7,273,230
Antero Resources Corp. (a)	22,542	637,939
Apache Corp.	103,528	5,631,923
Bill Barrett Corp. (a)	13,693	108,996
Bonanza Creek Energy, Inc. (a)	11,677	45,307
Cabot Oil & Gas Corp.	127,452	2,982,377
California Resources Corp.	106,279	233,814
Callon Petroleum Co. (a)	31,640	332,536
Carrizo Oil & Gas, Inc. (a)	15,026	531,470
Chesapeake Energy Corp.	160,890	1,105,314
Cimarex Energy Co.	26,310	2,864,633
Clayton Williams Energy, Inc. (a)	1,676	30,386
Cobalt International Energy, Inc. (a)	89,767	289,947
Concho Resources, Inc. (a)	35,592	4,134,723
ConocoPhillips	334,360	15,979,064
Continental Resources, Inc. (a)	25,073	934,220
Denbury Resources, Inc.	94,945	366,488
Devon Energy Corp.	123,814	4,293,869
Diamondback Energy, Inc. (a)	20,198	1,748,743
Eclipse Resources Corp. (a)	15,897	38,630
Energen Corp.	25,669	1,090,676
EOG Resources, Inc.	149,155	12,323,186
EQT Corp.	42,472	2,977,287
EXCO Resources, Inc. (a)	52,235	79,397
Gran Tierra Energy, Inc. (a)	76,670	226,943
Gulfport Energy Corp. (a)	33,147	1,037,501
Halcon Resources Corp. (a)	21,618	26,374
Hess Corp.	77,010	4,591,336
Jones Energy, Inc. Class A (a)	8,355	40,104
Kosmos Energy Ltd. (a)	36,400	235,872
Laredo Petroleum, Inc. (a)	43,700	532,266
LinnCo LLC	35,177	14,352
Marathon Oil Corp.	221,380	3,119,244
Matador Resources Co. (a)	22,936	494,271
Memorial Resource Development Corp. (a)	27,737	362,800
Murphy Oil Corp.	44,046	1,574,204
Newfield Exploration Co. (a)	53,601	1,943,036
Noble Energy, Inc.	118,073	4,263,616
Northern Oil and Gas, Inc. (a)	15,041	82,124
Oasis Petroleum, Inc. (a)	42,867	415,381
Parsley Energy, Inc. Class A (a)	39,638	928,322
PDC Energy, Inc. (a)	13,118	823,679
Pioneer Natural Resources Co.	44,068	7,319,695
QEP Resources, Inc.	56,557	1,014,067
Range Resources Corp.	45,641	2,013,224

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Rice Energy, Inc. (a)	5,339	$92,418
RSP Permian, Inc. (a)	18,470	565,367
Sanchez Energy Corp. (a)	9,716	87,347
SM Energy Co.	18,610	579,888
Southwestern Energy Co. (a)	103,611	1,391,496
Stone Energy Corp. (a)	16,073	15,753
Synergy Resources Corp. (a)	35,182	254,014
Ultra Petroleum Corp. (a)	41,976	13,105
W&T Offshore, Inc. (a)	10,377	25,009
Whiting Petroleum Corp. (a)	55,527	666,324
WPX Energy, Inc. (a)	74,710	721,699

		101,504,986

Oil & Gas Refining & Marketing – 8.3%
Alon USA Energy, Inc.	7,813	82,037
Clean Energy Fuels Corp. (a)	20,297	58,049
CVR Energy, Inc.	5,720	138,882
Delek US Holdings, Inc.	14,292	227,100
Green Plains, Inc.	10,320	186,792
HollyFrontier Corp.	48,757	1,735,749
Marathon Petroleum Corp.	145,864	5,700,365
Par Pacific Holdings, Inc. (a)	5,819	111,201
PBF Energy, Inc. Class A	27,327	879,383
Phillips 66	144,695	11,880,906
Renewable Energy Group, Inc. (a)	8,248	80,171
REX American Resources Corp. (a)	2,567	139,568
Tesoro Corp.	33,568	2,675,034
Valero Energy Corp.	131,218	7,724,804
Western Refining, Inc.	20,698	553,878
World Fuel Services Corp.	20,873	975,395

		33,149,314

	Shares	Value
Oil & Gas Storage & Transportation – 7.3%
Cheniere Energy, Inc. (a)	60,425	$2,349,324
Columbia Pipeline Group, Inc.	108,603	2,782,409
Enbridge Energy Management LLC (a)	15,872	336,328
EnLink Midstream LLC	13,565	194,386
Gener8 Maritime, Inc. (a)	14,561	105,276
Kinder Morgan, Inc.	511,223	9,079,321
ONEOK, Inc.	57,275	2,070,491
Plains GP Holdings LP Class A	61,592	609,761
SemGroup Corp. Class A	11,912	365,222
Spectra Energy Corp.	183,881	5,749,959
Tallgrass Energy GP LP	13,017	271,144
Targa Resources Corp.	43,253	1,750,016
The Williams Cos., Inc.	192,060	3,724,043

		29,387,680

TOTAL OIL, GAS & CONSUMABLE FUELS		328,447,796

TOTAL COMMON STOCKS (Cost $443,136,323)		397,749,607

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $337,055)	337,055	337,055

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $443,473,378)		398,086,662

NET OTHER ASSETS (LIABILITIES) – 0.1%		206,490

NET ASSETS – 100%		$398,293,152

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$397,749,607	$397,749,607	$—	$—
Money Market Funds	337,055	337,055	—	—

Total Investments in Securities:	$398,086,662	$398,086,662	$—	$—

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $457,763,801. Net unrealized depreciation aggregated $59,677,139, of which $6,052,472 related to appreciated investment securities and $65,729,611 related to depreciated investment securities.

3	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

April 30, 2016

1.9584808.102

T04-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 32.8%
Diversified Banks – 22.3%
Bank of America Corp.	670,408	$9,761,140
Citigroup, Inc.	191,806	8,876,782
Comerica, Inc.	11,369	504,783
JPMorgan Chase & Co.	236,999	14,978,337
US Bancorp	112,617	4,807,620
Wells Fargo & Co.	312,408	15,614,152

		54,542,814

Regional Banks – 10.5%
1st Source Corp.	845	29,102
Ameris Bancorp	2,105	66,097
Arrow Financial Corp.	812	22,866
Associated Banc-Corp	9,821	179,135
Banc of California, Inc.	2,439	49,634
Bancfirst Corp.	461	28,753
BancorpSouth, Inc.	5,511	129,453
Bank of Hawaii Corp.	2,772	189,633
Bank of the Ozarks, Inc.	5,102	210,713
BankUnited, Inc.	6,727	232,082
Banner Corp.	1,352	57,839
BB&T Corp.	52,296	1,850,232
BBCN Bancorp, Inc.	5,211	81,396
Berkshire Hills Bancorp, Inc.	1,876	50,915
Blue Hills Bancorp, Inc.	1,683	24,538
BNC Bancorp	2,321	51,898
BOK Financial Corp.	1,535	92,376
Boston Private Financial Holdings, Inc.	5,391	65,878
Bridge Bancorp, Inc.	989	30,105
Brookline Bancorp, Inc.	4,609	52,450
Bryn Mawr Bank Corp.	859	24,413
Camden National Corp.	682	29,674
Capital Bank Financial Corp. Class A	1,566	47,340
Cardinal Financial Corp.	2,087	46,185
Cascade Bancorp (a)	2,084	12,608
Cathay General Bancorp	4,931	150,494
Centerstate Banks, Inc.	3,019	49,180
Central Pacific Financial Corp.	2,012	46,960
Chemical Financial Corp.	2,425	93,266
CIT Group, Inc.	10,970	379,233
Citizens Financial Group, Inc.	33,972	776,260
City Holding Co.	1,012	49,709
CoBiz Financial, Inc.	2,424	29,355
Columbia Banking System, Inc.	3,747	110,499
Commerce Bancshares, Inc.	5,712	267,436
Community Bank System, Inc.	2,803	110,915
Community Trust Bancorp, Inc.	1,075	38,560
ConnectOne Bancorp, Inc.	1,869	32,165
Cullen/Frost Bankers, Inc.	3,599	230,300
Customers Bancorp, Inc. (a)	1,733	45,023
CVB Financial Corp.	6,541	112,374
Eagle Bancorp, Inc. (a)	1,916	97,141
East West Bancorp, Inc.	9,312	349,107

	Shares	Value
Enterprise Financial Services Corp.	1,244	$34,048
FCB Financial Holdings, Inc. Class A (a)	2,179	76,156
Fidelity Southern Corp.	1,082	17,485
Fifth Third Bancorp	51,134	936,264
First BanCorp (a)	7,531	29,371
First BanCorp/NC	1,195	24,378
First Busey Corp.	1,570	32,091
First Citizens BancShares, Inc. Class A	460	117,300
First Commonwealth Financial Corp.	5,758	52,858
First Community Bancshares, Inc.	1,044	21,726
First Financial Bancorp	4,073	79,424
First Financial Bankshares, Inc.	3,361	108,829
First Financial Corp.	595	21,081
First Horizon National Corp.	15,215	214,227
First Interstate Bancsystem, Inc. Class A	1,381	37,425
First Merchants Corp.	2,493	63,945
First Midwest Bancorp, Inc.	5,053	93,379
First NBC Bank Holding Co. (a)	1,013	22,023
First Niagara Financial Group, Inc.	23,686	250,124
First Republic Bank	9,402	661,149
FirstMerit Corp.	10,767	238,597
Flushing Financial Corp.	1,750	34,913
FNB Corp.	13,538	178,972
Fulton Financial Corp.	11,147	155,947
German American Bancorp, Inc.	784	25,268
Glacier Bancorp, Inc.	4,982	128,984
Great Southern Bancorp, Inc.	636	24,079
Great Western Bancorp, Inc.	3,349	105,560
Hancock Holding Co.	5,036	130,785
Hanmi Financial Corp.	2,099	48,529
Heartland Financial USA, Inc.	1,071	35,889
Heritage Financial Corp.	1,865	34,409
Hilltop Holdings, Inc. (a)	4,883	96,976
Home BancShares, Inc.	4,086	175,657
HomeTrust Bancshares, Inc. (a)	1,274	23,633
Huntington Bancshares, Inc.	51,210	515,173
Iberiabank Corp.	2,691	158,742
Independent Bank Corp.	1,625	76,424
Independent Bank Group, Inc.	772	28,255
International Bancshares Corp.	3,654	95,698
Investors Bancorp, Inc.	21,991	253,996
KeyCorp	53,676	659,678
Lakeland Bancorp, Inc.	2,708	30,032
Lakeland Financial Corp.	1,113	52,634
LegacyTexas Financial Group, Inc.	2,927	72,180
Live Oak Bancshares, Inc.	377	5,934
M&T Bank Corp.	9,270	1,096,826
MainSource Financial Group, Inc.	1,312	28,667
MB Financial, Inc.	4,747	165,006
National Bank Holdings Corp. Class A	1,966	39,300
NBT Bancorp, Inc.	2,873	81,421
OFG Bancorp	2,861	25,263
Old National Bancorp	7,312	97,981
Opus Bank	1,285	46,414

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continuied
Pacific Premier Bancorp, Inc. (a)	1,311	$30,494
PacWest Bancorp	7,406	296,092
Park National Corp.	829	76,102
People’s United Financial, Inc.	20,010	310,155
Peoples Bancorp, Inc.	1,106	23,768
Pinnacle Financial Partners, Inc.	2,517	123,761
Popular, Inc.	6,751	200,640
Preferred Bank	763	24,233
PrivateBancorp, Inc.	4,822	200,643
Prosperity Bancshares, Inc.	4,321	228,019
Regions Financial Corp.	84,019	788,098
Renasant Corp.	2,458	84,408
Republic Bancorp, Inc. Class A	686	18,735
S&T Bancorp, Inc.	2,166	55,601
Sandy Spring Bancorp, Inc.	1,563	44,686
Seacoast Banking Corp. of Florida (a)	1,615	26,195
ServisFirst Bancshares, Inc.	1,402	69,091
Signature Bank (a)	3,292	453,736
Simmons First National Corp. Class A	1,819	84,947
South State Corp.	1,596	111,688
Southside Bancshares, Inc.	1,517	44,312
State Bank Financial Corp.	2,291	47,836
Sterling Bancorp/DE	7,516	122,811
Stock Yards Bancorp, Inc.	943	38,135
SunTrust Banks, Inc.	32,784	1,368,404
SVB Financial Group (a)	3,336	347,878
Synovus Financial Corp.	8,406	261,931
Talmer Bancorp, Inc. Class A	4,291	83,245
TCF Financial Corp.	10,330	140,901
Texas Capital Bancshares, Inc. (a)	2,939	134,665
The Bancorp, Inc. (a)	2,340	13,268
The PNC Financial Services Group, Inc.	32,704	2,870,757
Tompkins Financial Corp.	854	55,800
Towne Bank	2,667	56,007
Trico Bancshares	1,414	38,065
TriState Capital Holdings Inc. (a)	1,479	19,759
Trustmark Corp.	4,075	99,878
UMB Financial Corp.	2,674	149,076
Umpqua Holdings Corp.	14,313	226,575
Union Bankshares Corp.	2,966	78,332
United Bankshares, Inc.	4,474	173,099
United Community Banks, Inc.	3,680	74,078
Univest Corp. of Pennsylvania	1,299	25,642
Valley National Bancorp	15,509	146,715
Washington Trust Bancorp, Inc.	947	34,689
Webster Financial Corp.	5,872	215,150
WesBanco, Inc.	2,265	72,774
Westamerica BanCorp.	1,651	80,437
Western Alliance Bancorp (a)	5,594	204,629
Wilshire Bancorp, Inc.	4,752	51,179
Wintrust Financial Corp.	2,935	152,679
Yadkin Financial Corp.	2,865	71,682

	Shares	Value
Zions BanCorp.	13,207	$363,457

		25,599,334

TOTAL BANKS		80,142,148

CAPITAL MARKETS – 10.7%
Asset Management & Custody Banks – 6.1%
Affiliated Managers Group, Inc. (a)	3,482	593,054
Ameriprise Financial, Inc.	11,208	1,074,847
Arlington Asset Investment Corp. Class A	892	11,543
Artisan Partners Asset Management, Inc. Class A	2,258	72,956
Associated Capital Group, Inc. Class A (a)	335	10,208
BlackRock, Inc.	7,925	2,823,915
Cohen & Steers, Inc.	1,341	52,661
Diamond Hill Investment Group, Inc.	197	34,526
Eaton Vance Corp.	7,411	255,902
Federated Investors, Inc. Class B	5,731	181,100
Financial Engines, Inc.	3,293	106,068
Franklin Resources, Inc.	25,162	939,549
GAMCO Investors, Inc. Class A	335	13,256
Invesco Ltd.	27,285	846,108
Janus Capital Group, Inc.	9,653	140,934
Legg Mason, Inc.	6,285	201,811
Northern Trust Corp.	14,134	1,004,645
NorthStar Asset Management Group, Inc.	12,512	155,649
OM Asset Management PLC	2,748	36,878
Pzena Investment Management, Inc. Class A	771	6,985
Safeguard Scientifics, Inc. (a)	1,398	19,292
SEI Investments Co.	8,990	432,239
State Street Corp.	26,016	1,620,797
T Rowe Price Group, Inc.	16,159	1,216,611
The Bank of New York Mellon Corp.	70,391	2,832,534
Virtus Investment Partners, Inc.	454	35,512
Waddell & Reed Financial, Inc. Class A	5,348	108,778
Westwood Holdings Group, Inc.	493	28,372
WisdomTree Investments, Inc.	7,618	82,960

		14,939,690

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	2,218	70,599

Investment Banking & Brokerage – 4.6%
BGC Partners, Inc. Class A	13,066	118,639
Cowen Group, Inc. Class A (a)	6,651	23,179
E*TRADE Financial Corp. (a)	18,882	475,449
Evercore Partners, Inc. Class A	2,545	131,424
Greenhill & Co., Inc.	1,788	39,372
Houlihan Lokey, Inc.	778	19,613
Interactive Brokers Group, Inc. Class A	3,928	149,264
INTL. FCStone, Inc. (a)	988	26,972
KCG Holdings, Inc. Class A (a)	3,097	42,429
Ladenburg Thalmann Financial Services, Inc. (a)	6,499	17,417
LPL Financial Holdings, Inc.	4,891	129,122

3	Quarterly Report

Investments April 30, 2016 (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Investment Banking & Brokerage – continued
Moelis & Co. Class A	1,165	$32,748
Morgan Stanley	93,562	2,531,788
Oppenheimer Holdings, Inc. Class A	767	11,720
Piper Jaffray Cos. (a)	1,026	42,795
Raymond James Financial, Inc.	8,337	434,941
Stifel Financial Corp. (a)	4,286	141,052
TD Ameritrade Holding Corp.	17,272	515,224
The Charles Schwab Corp.	76,342	2,168,876
The Goldman Sachs Group, Inc.	24,712	4,055,486
Virtu Financial, Inc. Class A	2,175	45,349

		11,152,859

TOTAL CAPITAL MARKETS		26,163,148

CONSUMER FINANCE – 4.5%
Consumer Finance – 4.5%
Ally Financial, Inc. (a)	27,942	497,647
American Express Co.	53,868	3,524,583
Capital One Financial Corp.	34,279	2,481,457
Cash America International, Inc.	1,633	60,356
Credit Acceptance Corp. (a)	472	92,639
Discover Financial Services	27,497	1,547,256
Encore Capital Group, Inc. (a)	1,594	44,871
Enova International, Inc. (a)	1,688	14,871
Ezcorp, Inc. Class A (a)	3,171	15,696
First Cash Financial Services, Inc.	1,787	81,720
Green Dot Corp. Class A (a)	2,491	55,375
Navient Corp.	23,333	318,962
Nelnet, Inc. Class A	1,592	66,721
OneMain Holdings, Inc. (a)	3,892	123,843
PRA Group, Inc. (a)	3,094	102,659
SLM Corp. (a)	27,475	186,006
Synchrony Financial (a)	53,640	1,639,775
World Acceptance Corp. (a)	427	18,528

TOTAL CONSUMER FINANCE		10,872,965

DIVERSIFIED FINANCIAL SERVICES – 8.5%
Multi-Sector Holdings – 4.7%
Berkshire Hathaway, Inc. Class B (a)	76,356	11,108,271
FNFV Group (a)	5,211	56,122
Leucadia National Corp.	21,042	350,981
PICO Holdings, Inc. (a)	1,475	14,647
Texas Pacific Land Trust	522	79,083

		11,609,104

Other Diversified Financial Services – 0.2%
Voya Financial Inc.	13,866	450,229

Specialized Finance – 3.6%
CBOE Holdings, Inc.	5,338	330,743
CME Group, Inc.	20,706	1,903,089
FactSet Research Systems, Inc.	2,539	382,754
Intercontinental Exchange, Inc.	7,652	1,836,710

	Shares	Value
MarketAxess Holdings, Inc.	2,415	$296,465
Moody’s Corp.	11,449	1,095,898
Morningstar, Inc.	1,273	105,914
MSCI, Inc.	6,284	477,207
Nasdaq, Inc.	7,402	456,777
NewStar Financial, Inc. (a)	1,311	12,612
On Deck Capital, Inc. (a)	2,208	19,055
S&P Global, Inc.	17,427	1,862,075

		8,779,299

TOTAL DIVERSIFIED FINANCIAL SERVICES		20,838,632

INSURANCE – 17.0%
Insurance Brokers – 2.4%
Aon PLC	17,656	1,855,999
Arthur J Gallagher & Co.	11,390	524,396
Brown & Brown, Inc.	7,773	272,910
Marsh & McLennan Cos., Inc.	33,616	2,122,850
Willis Towers Watson PLC	8,408	1,050,159

		5,826,314

Life & Health Insurance – 4.1%
Aflac, Inc.	27,506	1,897,089
American Equity Investment Life Holding Co.	5,033	70,462
Citizens, Inc. (a)	3,032	24,711
CNO Financial Group, Inc.	11,979	220,054
FBL Financial Group, Inc. Class A	698	42,208
Fidelity & Guaranty Life	843	22,289
Genworth Financial, Inc. Class A (a)	30,431	104,378
Lincoln National Corp.	15,905	691,072
MetLife, Inc.	60,857	2,744,651
National Western Life Group, Inc. Class A	151	32,722
Primerica, Inc.	3,159	156,560
Principal Financial Group, Inc.	18,816	803,067
Prudential Financial, Inc.	28,929	2,246,048
Torchmark Corp.	7,978	461,846
Unum Group	15,724	537,918

		10,055,075

Multi-line Insurance – 3.0%
American Financial Group, Inc.	4,478	309,475
American International Group, Inc.	79,648	4,445,951
American National Insurance Co.	515	59,802
Assurant, Inc.	4,262	360,437
Hartford Financial Services Group, Inc.	26,357	1,169,724
Horace Mann Educators Corp.	2,515	78,216
Kemper Corp.	2,685	83,128
Loews Corp.	18,255	724,358
National General Holdings Corp.	3,164	63,881

		7,294,972

Property & Casualty Insurance – 6.5%
Allied World Assurance Co. Holdings AG	5,917	210,527
Ambac Financial Group, Inc. (a)	2,596	42,133
AMERISAFE, Inc.	1,263	68,050

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Amtrust Financial Services, Inc.	5,676	$141,049
Arch Capital Group Ltd. (a)	7,891	556,237
Argo Group International Holdings Ltd.	1,784	98,067
Aspen Insurance Holdings Ltd.	3,964	183,731
Assured Guaranty Ltd.	9,105	235,546
Axis Capital Holdings Ltd.	6,202	330,381
Baldwin & Lyons, Inc. Class B	637	15,568
Chubb Ltd.	29,677	3,497,731
Cincinnati Financial Corp.	10,018	661,288
Donegal Group, Inc. Class A	700	10,717
EMC Insurance Group, Inc.	583	15,426
Employers Holdings, Inc.	1,948	57,856
Erie Indemnity Co. Class A	1,621	153,006
Federated National Holding Co.	906	17,259
First American Financial Corp.	7,070	254,661
FNF Group	16,036	511,548
Global Indemnity PLC (a)	643	20,222
HCI Group, Inc.	637	19,085
Heritage Insurance Holdings, Inc.	1,655	21,995
Infinity Property & Casualty Corp.	676	54,188
James River Group Holdings Ltd.	758	23,468
Markel Corp. (a)	897	806,502
MBIA, Inc. (a)	8,376	65,333
Mercury General Corp.	813	43,008
National Interstate Corp.	522	16,072
Old Republic International Corp.	16,053	296,820
OneBeacon Insurance Group Ltd. Class A	1,419	17,596
ProAssurance Corp.	3,440	164,191
RLI Corp.	2,372	147,491
Safety Insurance Group, Inc.	868	49,137
Selective Insurance Group, Inc.	3,525	122,353
State Auto Financial Corp.	1,070	21,946
State National Cos., Inc.	2,044	23,056
Stewart Information Services Corp.	1,235	43,003
The Allstate Corp.	24,915	1,620,721
The Hanover Insurance Group, Inc.	2,787	239,013
The Navigators Group, Inc. (a)	746	61,627
The Progressive Corp.	37,607	1,225,988
The Travelers Cos., Inc.	19,602	2,154,260
United Fire Group, Inc.	1,357	60,821
United Insurance Holdings Corp.	1,127	18,381
Universal Insurance Holdings Inc.	2,146	37,791
White Mountains Insurance Group Ltd.	365	302,950
WR Berkley Corp.	6,366	356,496
XL Group PLC	19,172	627,500

		15,721,795

Reinsurance – 1.0%
Alleghany Corp. (a)	1,006	524,408
Endurance Specialty Holdings Ltd.	4,092	261,806
Enstar Group Ltd. (a)	691	109,482

	Shares	Value
Everest Re Group Ltd.	2,775	$513,098
Greenlight Capital Re Ltd. (a)	1,966	42,328
Maiden Holdings Ltd.	3,539	43,282
Reinsurance Group of America, Inc.	4,237	403,447
RenaissanceRe Holdings Ltd.	2,647	293,579
Third Point Reinsurance Ltd. (a)	3,806	43,312
Validus Holdings Ltd.	5,272	242,986

		2,477,728

TOTAL INSURANCE		41,375,884

REAL ESTATE INVESTMENT TRUSTS (REITS) – 24.6%
Diversified REIT’s – 1.7%
American Assets Trust, Inc.	2,146	85,132
Cousins Properties, Inc.	13,089	135,471
Duke Realty Corp.	22,213	485,798
Empire State Realty Trust, Inc. Class A	7,245	134,105
First Potomac Realty Trust	3,867	32,521
Forest City Realty Trust, Inc. Class A	15,481	321,695
Global Net Lease, Inc.	10,799	91,468
Gramercy Property Trust	27,336	231,536
Investors Real Estate Trust	7,941	47,805
Lexington Realty Trust	13,704	120,321
Liberty Property Trust	9,578	334,272
NorthStar Realty Finance Corp.	12,254	156,729
One Liberty Properties, Inc.	918	21,500
PS Business Parks, Inc.	1,305	124,967
RAIT Financial Trust	5,929	18,024
Select Income REIT	4,332	100,286
Spirit Realty Capital, Inc.	30,557	349,266
STORE Capital Corp.	9,058	232,519
VEREIT, Inc.	58,231	517,091
Washington Real Estate Investment Trust	4,698	134,692
Winthrop Realty Trust (a)	2,091	26,597
WP Carey, Inc.	6,390	390,365

		4,092,160

Health Care REIT’s – 2.5%
Care Capital Properties, Inc.	5,482	146,205
CareTrust REIT, Inc.	3,767	47,916
HCP, Inc.	29,928	1,012,464
Healthcare Realty Trust, Inc.	6,556	198,516
Healthcare Trust of America, Inc. Class A	8,139	235,136
LTC Properties, Inc.	2,311	107,207
Medical Properties Trust, Inc.	15,217	202,538
National Health Investors, Inc.	2,314	157,560
New Senior Investment Group, Inc.	5,517	59,584
Omega Healthcare Investors, Inc.	12,085	408,110
Physicians Realty Trust	8,427	152,782
Sabra Health Care REIT, Inc.	4,218	88,958
Senior Housing Properties Trust	15,297	268,921
Universal Health Realty Income Trust	416	22,714
Ventas, Inc.	21,425	1,330,921
Welltower, Inc.	22,763	1,580,207

		6,019,739

5	Quarterly Report

Investments April 30, 2016 (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Hotel & Resort REIT’s – 1.1%
Apple Hospitality REIT, Inc.	10,623	$201,093
Ashford Hospitality Prime, Inc.	1,959	21,921
Ashford Hospitality Trust, Inc.	6,080	33,987
Chatham Lodging Trust	2,505	53,382
Chesapeake Lodging Trust	3,848	94,776
DiamondRock Hospitality Co.	12,995	115,786
FelCor Lodging Trust, Inc.	8,682	62,163
Hersha Hospitality Trust	2,706	52,199
Hospitality Properties Trust	9,293	237,808
Host Hotels & Resorts, Inc.	48,385	765,451
LaSalle Hotel Properties	7,218	172,510
Pebblebrook Hotel Trust	4,642	128,305
RLJ Lodging Trust	8,095	170,562
Ryman Hospitality Properties, Inc.	3,014	155,311
Summit Hotel Properties, Inc.	5,565	63,441
Sunstone Hotel Investors, Inc.	14,041	179,865
Xenia Hotels & Resorts, Inc.	6,897	106,076

		2,614,636

Industrial REIT’s – 0.9%
DCT Industrial Trust, Inc.	5,704	230,270
EastGroup Properties, Inc.	2,103	125,654
First Industrial Realty Trust, Inc.	6,802	156,038
Monmouth Real Estate Investment Corp. Class A	3,552	40,848
Prologis, Inc.	33,734	1,531,861
Rexford Industrial Realty, Inc.	4,158	78,046
STAG Industrial, Inc.	4,439	88,602
Terreno Realty Corp.	2,741	62,413

		2,313,732

Mortgage REIT’s – 1.3%
AG Mortgage Investment Trust, Inc.	1,898	25,414
Altisource Residential Corp.	3,598	41,809
American Capital Agency Corp.	22,239	408,531
American Capital Mortgage Investment Corp.	3,361	49,844
Annaly Capital Management, Inc.	61,261	638,340
Anworth Mortgage Asset Corp.	6,797	32,082
Apollo Commercial Real Estate Finance, Inc.	4,382	69,805
Apollo Residential Mortgage, Inc.	2,122	28,774
ARMOUR Residential REIT, Inc.	2,575	54,796
Blackstone Mortgage Trust, Inc. Class A	5,659	155,509
Capstead Mortgage Corp.	6,312	61,353
Chimera Investment Corp.	11,565	164,223
Colony Financial, Inc. Class A	7,114	125,776
CYS Investments, Inc.	10,238	83,030
Dynex Capital, Inc.	2,952	19,188
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,303	44,678
Hatteras Financial Corp.	6,344	100,806
Invesco Mortgage Capital, Inc.	7,681	98,701
iStar, Inc. (a)	5,523	54,125

	Shares	Value
Ladder Capital Corp.	2,923	$34,813
MFA Financial, Inc.	23,873	164,962
New Residential Investment Corp.	15,022	181,766
New York Mortgage Trust, Inc.	6,888	35,818
Newcastle Investment Corp.	4,333	18,805
PennyMac Mortgage Investment Trust	1,036	14,079
Redwood Trust, Inc.	5,187	67,224
Resource Capital Corp.	2,182	25,922
Starwood Property Trust, Inc.	15,349	297,157
Two Harbors Investment Corp.	23,417	183,355
United Development Funding IV	1,832	5,862
Western Asset Mortgage Capital Corp.	2,768	27,597

		3,314,144

Office REIT’s – 2.5%
Alexandria Real Estate Equities, Inc.	4,688	435,750
Boston Properties, Inc.	9,879	1,273,008
Brandywine Realty Trust	11,279	168,621
Columbia Property Trust, Inc.	7,698	171,665
Corporate Office Properties Trust	6,155	158,060
Douglas Emmett, Inc.	9,051	293,705
Easterly Government Properties, Inc.	930	17,159
Equity Commonwealth (a)	7,696	214,795
Franklin Street Properties Corp.	5,920	62,870
Government Properties Income Trust	4,038	76,399
Highwoods Properties, Inc.	6,163	287,997
Hudson Pacific Properties, Inc.	4,876	142,623
Kilroy Realty Corp.	5,949	385,555
Mack-Cali Realty Corp.	5,453	139,379
New York REIT, Inc.	10,356	101,800
NorthStar Realty Europe Corp.	4,271	50,953
Paramount Group, Inc.	10,379	173,329
Parkway Properties, Inc.	5,394	88,731
Piedmont Office Realty Trust, Inc. Class A	9,366	186,477
SL Green Realty Corp.	6,417	674,298
Tier REIT, Inc.	3,026	45,632
Vornado Realty Trust	10,920	1,045,372

		6,194,178

Residential REIT’s – 3.2%
American Campus Communities, Inc.	8,273	370,217
American Homes 4 Rent Class A	11,043	174,700
Apartment Investment & Management Co. Class A	10,062	403,084
AvalonBay Communities, Inc.	8,804	1,556,459
Camden Property Trust	5,611	452,976
Colony Starwood Homes	2,721	66,311
Education Realty Trust, Inc.	4,016	159,716
Equity Lifestyle Properties, Inc.	5,169	354,025
Equity Residential	23,427	1,594,676
Essex Property Trust, Inc.	4,249	936,692
Mid-America Apartment Communities, Inc.	4,863	465,438
Monogram Residential Trust, Inc.	10,113	102,444
Post Properties, Inc.	3,475	199,326

Quarterly Report	6

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
Silver Bay Realty Trust Corp.	2,188	$31,945
Sun Communities, Inc.	3,916	265,779
UDR, Inc.	16,876	589,310

		7,723,098

Retail REIT’s – 5.0%
Acadia Realty Trust	4,437	149,527
Agree Realty Corp.	1,289	49,987
Alexander’s, Inc.	154	58,931
Brixmor Property Group, Inc.	13,531	341,658
CBL & Associates Properties, Inc.	11,035	128,889
Cedar Realty Trust, Inc.	4,938	34,171
DDR Corp.	19,889	348,057
Equity One, Inc.	5,888	166,630
Federal Realty Investment Trust	4,466	679,189
General Growth Properties, Inc.	36,913	1,034,671
Getty Realty Corp.	1,806	35,542
Kimco Realty Corp.	26,607	748,189
Kite Realty Group Trust	5,316	144,755
National Retail Properties, Inc.	8,795	384,869
Pennsylvania Real Estate Investment Trust	4,561	104,629
Ramco-Gershenson Properties Trust	5,108	90,463
Realty Income Corp.	16,060	950,752
Regency Centers Corp.	6,086	448,538
Retail Opportunity Investments Corp.	6,462	127,108
Retail Properties of America, Inc. Class A	15,233	243,576
Rouse Properties, Inc.	2,606	48,133
Saul Centers, Inc.	838	44,565
Seritage Growth Properties, Class A	1,595	85,125
Simon Property Group, Inc.	19,920	4,007,306
Tanger Factory Outlet Centers	6,210	217,847
Taubman Centers, Inc.	3,893	270,369
The Macerich Co.	8,664	659,157
Urban Edge Properties	6,481	168,117
Urstadt Biddle Properties, Inc. Class A	1,360	27,962
Weingarten Realty Investors	7,593	280,334
WP Glimcher, Inc.	11,923	125,072

		12,204,118

Specialized REIT’s – 6.4%
American Tower Corp.	27,278	2,860,917
CatchMark Timber Trust, Inc. Class A	2,678	28,414
Communications Sales & Leasing, Inc.	8,211	190,742
CoreSite Realty Corp.	1,968	147,462
Corrections Corp. of America	7,619	231,770
Crown Castle International Corp.	21,513	1,869,049
CubeSmart	11,144	329,974
CyrusOne, Inc.	4,563	201,365
Digital Realty Trust, Inc.	9,426	829,299
DuPont Fabros Technology, Inc.	4,747	189,026
EPR Properties	3,865	254,626
Equinix, Inc.	4,301	1,420,835

	Shares	Value
Extra Space Storage, Inc.	7,554	$641,712
Four Corners Property Trust, Inc.	3,734	66,278
Gaming and Leisure Properties, Inc.	11,221	367,937
InfraREIT, Inc.	2,640	43,771
Iron Mountain, Inc.	16,224	592,663
Lamar Advertising Co. Class A	5,285	327,881
Outfront Media, Inc.	8,882	192,651
Potlatch Corp.	2,653	93,439
Public Storage	9,483	2,321,533
QTS Realty Trust, Inc. Class A	3,009	145,696
Rayonier, Inc.	8,016	197,835
Sovran Self Storage, Inc.	2,522	267,887
The Geo Group, Inc.	4,823	154,481
Weyerhaeuser Co.	50,752	1,630,154

		15,597,397

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		60,073,202

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.8%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	3,055	116,823
Tejon Ranch Co. (a)	1,034	23,286
The RMR Group, Inc. Class A	494	12,311
The St Joe Co. (a)	1,832	30,869

		183,289

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	2,220	29,970
The Howard Hughes Corp. (a)	2,320	243,994

		273,964

Real Estate Services – 0.6%
Altisource Portfolio Solutions S.A. (a)	989	30,946
CBRE Group, Inc. Class A (a)	19,377	574,140
Jones Lang LaSalle, Inc.	2,921	336,412
Kennedy-Wilson Holdings, Inc.	5,572	120,411
Marcus & Millichap, Inc. (a)	951	23,851
RE/MAX Holdings, Inc. Class A	1,075	39,560
Realogy Holdings Corp. (a)	9,483	338,922

		1,464,242

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,921,495

THRIFTS & MORTGAGE FINANCE – 1.0%
Thrifts & Mortgage Finance – 1.0%
Anchor BanCorp Wisconsin, Inc. (a)	431	20,628
Astoria Financial Corp.	5,771	86,796
Bank Mutual Corp.	3,054	24,676
Beneficial Bancorp, Inc. (a)	5,406	75,089
BofI Holding, Inc. (a)	3,472	70,725
Capitol Federal Financial, Inc.	8,369	111,224
Dime Community Bancshares, Inc.	2,011	36,419
Essent Group Ltd. (a)	3,931	80,271
EverBank Financial Corp.	5,293	79,818

7	Quarterly Report

Investments April 30, 2016 (Unaudited) – continued

Common Stocks – continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE – continued
Thrifts & Mortgage Finance – continued
Federal Agricultural Mortgage Corp. Class C	672	$27,337
Flagstar Bancorp, Inc. (a)	1,530	36,215
HomeStreet, Inc. (a)	1,299	27,993
Kearny Financial Corp.	5,961	75,228
LendingTree, Inc. (a)	448	40,083
Meridian Bancorp, Inc.	1,423	20,804
MGIC Investment Corp. (a)	21,677	156,725
Nationstar Mortgage Holdings, Inc. (a)	2,815	32,626
New York Community Bancorp, Inc.	31,170	468,485
NMI Holdings, Inc. Class A (a)	3,415	21,480
Northfield Bancorp, Inc.	2,748	43,583
Northwest Bancshares, Inc.	6,277	88,004
Ocwen Financial Corp. (a)	7,009	15,840
Oritani Financial Corp.	2,525	43,758
PHH Corp. (a)	3,810	48,882
Provident Financial Services, Inc.	3,810	76,124
Radian Group, Inc.	13,271	169,736
TFS Financial Corp.	4,779	85,544
TrustCo Bank Corp.	6,186	39,652
United Financial Bancorp, Inc.	3,063	39,758

	Shares	Value
Walker & Dunlop, Inc. (a)	1,831	$40,374
Walter Investment Management Corp. (a)	2,433	17,639
Washington Federal, Inc.	5,989	145,473
Waterstone Financial, Inc.	1,825	25,587
WSFS Financial Corp.	1,812	61,862

TOTAL THRIFTS & MORTGAGE FINANCE		2,434,438

TOTAL COMMON STOCKS (Cost $260,605,560)		243,821,912

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $401,194)	401,194	401,194

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $261,006,754)		244,223,106

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(164,530)

NET ASSETS – 100%		$244,058,576

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$243,821,912	$243,816,050	$—	$5,862
Money Market Funds	401,194	401,194	—	—

Total Investments in Securities:	$244,223,106	$244,217,244	$—	$5,862

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $261,419,429. Net unrealized depreciation aggregated $17,196,323, of which $4,771,020 related to appreciated investment securities and $21,967,343 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates,

Quarterly Report	8

prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	10

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

April 30, 2016

1.9584810.102

T05-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 23.9%
Biotechnology – 23.9%
AbbVie, Inc.	313,546	$19,126,306
ACADIA Pharmaceuticals, Inc. (a)	18,076	583,855
Acceleron Pharma, Inc. (a)	5,364	160,652
Achillion Pharmaceuticals, Inc. (a)	21,031	179,815
Acorda Therapeutics, Inc. (a)	8,406	217,295
Aduro Biotech, Inc. (a)	4,191	54,273
Advaxis, Inc. (a)	6,321	48,925
Aegerion Pharmaceuticals, Inc. (a)	5,218	14,871
Agios Pharmaceuticals, Inc. (a)	4,360	213,422
Aimmune Therapeutics, Inc. (a)	2,475	32,051
Alder Biopharmaceuticals, Inc. (a)	7,566	200,877
Alexion Pharmaceuticals, Inc. (a)	43,262	6,025,531
Alkermes PLC (a)	28,894	1,148,536
Alnylam Pharmaceuticals, Inc. (a)	14,712	986,292
AMAG Pharmaceuticals, Inc. (a)	6,617	175,483
Amgen, Inc.	144,744	22,912,975
Amicus Therapeutics, Inc. (a)	21,866	163,339
Anacor Pharmaceuticals, Inc. (a)	7,237	454,049
Ardelyx, Inc. (a)	3,701	29,645
Arena Pharmaceuticals, Inc. (a)	46,443	79,882
Ariad Pharmaceuticals, Inc. (a)	34,566	248,184
Array BioPharma, Inc. (a)	27,666	88,255
Arrowhead Pharmaceuticals, Inc. (a)	11,585	67,077
Atara Biotherapeutics, Inc. (a)	3,316	59,721
Axovant Sciences Ltd. (a)	4,836	62,868
Baxalta, Inc.	130,816	5,487,731
Bellicum Pharmaceuticals, Inc. (a)	4,075	41,321
BioCryst Pharmaceuticals, Inc. (a)	11,326	36,923
Biogen, Inc. (a)	42,757	11,757,747
BioMarin Pharmaceutical, Inc. (a)	31,006	2,625,588
Biotime, Inc. (a)	12,924	37,738
Bluebird Bio, Inc. (a)	6,413	284,417
Blueprint Medicines Corp. (a)	3,493	53,024
Cara Therapeutics, Inc. (a)	3,182	19,410
Celgene Corp. (a)	150,688	15,582,646
Celldex Therapeutics, Inc. (a)	19,049	76,196
Cepheid, Inc. (a)	13,902	396,763
Chiasma, Inc. (a)	2,110	7,111
Chimerix, Inc. (a)	7,943	47,499
Clovis Oncology, Inc. (a)	5,858	81,485
Coherus Biosciences, Inc. (a)	3,275	61,668
Concert Pharmaceuticals, Inc. (a)	2,761	38,488
Dyax Corp. (a)	31,822	75,100
Dynavax Technologies Corp. (a)	7,418	121,729
Eagle Pharmaceuticals, Inc. (a)	1,620	61,333
Emergent Biosolutions, Inc. (a)	5,953	229,310
Enanta Pharmaceuticals, Inc. (a)	1,989	58,079
Epizyme, Inc. (a)	7,397	77,077
Esperion Therapeutics, Inc. (a)	2,351	38,533
Exact Sciences Corp. (a)	18,560	130,291
Exelixis, Inc. (a)	43,388	200,019

	Shares	Value
FibroGen, Inc. (a)	9,362	$168,516
Five Prime Therapeutics, Inc. (a)	4,020	191,312
Foundation Medicine, Inc. (a)	1,989	31,725
Genomic Health, Inc. (a)	3,598	94,555
Geron Corp. (a)	31,190	92,011
Gilead Sciences, Inc.	276,519	24,391,741
Global Blood Therapeutics, Inc. (a)	1,768	35,661
Halozyme Therapeutics, Inc. (a)	20,754	218,955
Heron Therapeutics, Inc. (a)	5,863	125,703
Immune Design Corp. (a)	1,555	21,210
ImmunoGen, Inc. (a)	16,649	114,046
Immunomedics, Inc. (a)	18,667	66,268
Incyte Corp. Ltd. (a)	32,189	2,326,299
Infinity Pharmaceuticals, Inc. (a)	9,497	55,083
Inovio Pharmaceuticals, Inc. (a)	13,377	140,191
Insmed, Inc. (a)	11,368	138,121
Insys Therapeutics, Inc. (a)	4,834	70,045
Intercept Pharmaceuticals, Inc. (a)	3,304	498,045
Intrexon Corp. (a)	9,076	242,601
Ionis Pharmaceuticals, Inc. (a)	23,198	950,422
Ironwood Pharmaceuticals, Inc. (a)	24,725	258,376
Juno Therapeutics, Inc. (a)	8,694	365,930
Karyopharm Therapeutics, Inc. (a)	3,794	35,284
Keryx Biopharmaceuticals, Inc. (a)	20,112	109,409
Kite Pharma, Inc. (a)	7,368	340,991
La Jolla Pharmaceutical Co. (a)	2,742	50,754
Lexicon Pharmaceuticals, Inc. (a)	7,930	109,513
Ligand Pharmaceuticals, Inc. (a)	3,425	413,980
Lion Biotechnologies, Inc. (a)	8,277	46,931
MacroGenics, Inc. (a)	5,306	109,091
MannKind Corp. (a)	51,446	69,452
Medivation, Inc. (a)	31,510	1,821,278
Merrimack Pharmaceuticals, Inc. (a)	20,306	143,766
MiMedx Group, Inc. (a)	18,163	136,767
Mirati Therapeutics, Inc. (a)	2,412	49,977
Momenta Pharmaceuticals, Inc. (a)	12,644	120,244
Myriad Genetics, Inc. (a)	13,463	484,668
NantKwest, Inc. (a)	3,899	32,323
Neurocrine Biosciences, Inc. (a)	16,655	759,135
NewLink Genetics Corp. (a)	4,148	67,239
Northwest Biotherapeutics, Inc. (a)	13,575	19,005
Novavax, Inc. (a)	51,620	270,489
OncoMed Pharmaceuticals, Inc. (a)	2,275	28,210
Ophthotech Corp. (a)	4,809	224,773
Opko Health, Inc. (a)	63,087	678,185
Organovo Holdings, Inc. (a)	16,783	45,650
Osiris Therapeutics, Inc. (a)	3,676	20,622
Otonomy, Inc. (a)	3,901	55,628
OvaScience, Inc. (a)	4,156	34,827
PDL BioPharma, Inc.	29,874	112,625
Portola Pharmaceuticals, Inc. (a)	10,669	253,495
Progenics Pharmaceuticals, Inc. (a)	13,678	72,630
Pronai Therapeutics, Inc. (a)	3,484	19,510

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Prothena Corp. PLC (a)	5,504	$237,718
Radius Health, Inc. (a)	5,366	191,030
Raptor Pharmaceutical Corp. (a)	16,465	80,843
Regeneron Pharmaceuticals, Inc. (a)	14,710	5,541,404
Regulus Therapeutics, Inc. (a)	5,927	34,614
Repligen Corp. (a)	6,064	161,545
Retrophin, Inc. (a)	6,151	84,761
Sage Therapeutics, Inc. (a)	3,979	149,969
Sangamo Biosciences, Inc. (a)	13,356	84,143
Sarepta Therapeutics, Inc. (a)	8,126	115,308
Seattle Genetics, Inc. (a)	21,507	763,068
Seres Therapeutics, Inc. (a)	1,916	56,560
Spark Therapeutics, Inc. (a)	3,347	120,124
Spectrum Pharmaceuticals, Inc. (a)	13,397	94,985
Synergy Pharmaceuticals, Inc. (a)	20,669	64,901
Synta Pharmaceuticals Corp. (a)	17,294	6,918
TESARO, Inc. (a)	5,583	231,360
TG Therapeutics, Inc. (a)	7,316	66,649
Trevena, Inc. (a)	6,285	48,960
Ultragenyx Pharmaceutical, Inc. (a)	5,238	354,194
United Therapeutics Corp. (a)	8,786	924,287
Vanda Pharmaceuticals, Inc. (a)	8,081	71,921
Versartis, Inc. (a)	3,633	32,915
Vertex Pharmaceuticals, Inc. (a)	47,206	3,981,354
Xencor, Inc. (a)	5,516	67,571
Zafgen, Inc. (a)	3,238	20,626
ZIOPHARM Oncology, Inc. (a)	22,907	180,049

TOTAL BIOTECHNOLOGY		142,062,449

HEALTH CARE EQUIPMENT & SUPPLIES – 17.3%
Health Care Equipment – 15.8%
Abaxis, Inc.	4,155	188,305
Abbott Laboratories	286,130	11,130,457
ABIOMED, Inc. (a)	7,767	754,486
Accuray, Inc. (a)	15,279	81,895
Analogic Corp.	2,417	190,919
AngioDynamics, Inc. (a)	5,199	63,688
AtriCure, Inc. (a)	5,991	95,257
Baxter International, Inc.	105,087	4,646,947
Becton Dickinson and Co.	40,457	6,524,096
Boston Scientific Corp. (a)	258,353	5,663,098
Cantel Medical Corp.	6,861	459,618
Cardiovascular Systems, Inc. (a)	5,591	78,162
ConforMIS, Inc. (a)	4,913	60,872
CONMED Corp.	4,765	197,366
CR Bard, Inc.	14,162	3,004,751
Cynosure, Inc. Class A (a)	3,940	192,824
DexCom, Inc. (a)	15,657	1,007,998
Edwards Lifesciences Corp. (a)	41,442	4,401,555
Entellus Medical, Inc. (a)	1,201	17,463
Exactech, Inc. (a)	1,991	45,275

	Shares	Value
GenMark Diagnostics, Inc. (a)	7,749	$45,797
Glaukos Corp. (a)	2,276	42,880
Globus Medical, Inc. Class A (a)	13,759	344,525
Greatbatch, Inc. (a)	5,332	185,554
HeartWare International, Inc. (a)	3,183	106,185
Hill-Rom Holdings, Inc.	12,588	608,630
Hologic, Inc. (a)	46,272	1,554,276
IDEXX Laboratories, Inc. (a)	17,467	1,473,341
Inogen, Inc. (a)	2,536	123,909
Insulet Corp. (a)	10,899	362,937
Integra LifeSciences Holdings Corp. (a)	5,718	404,949
Intuitive Surgical, Inc. (a)	7,163	4,486,617
Invacare Corp.	5,705	64,124
K2M Group Holdings, Inc. (a)	4,756	77,333
LDR Holding Corp. (a)	5,113	137,795
LivaNova PLC (a)	8,366	441,139
Masimo Corp. (a)	9,250	400,987
Medtronic PLC	271,260	21,470,229
Natus Medical, Inc. (a)	6,321	201,450
Nevro Corp. (a)	2,923	196,572
NuVasive, Inc. (a)	9,490	502,401
NxStage Medical, Inc. (a)	10,698	172,452
Orthofix International N.V. (a)	3,681	161,081
ResMed, Inc.	26,884	1,500,127
Rockwell Medical, Inc. (a)	8,648	79,994
St Jude Medical, Inc.	54,172	4,127,906
STERIS PLC	16,477	1,164,430
Stryker Corp.	64,953	7,080,526
SurModics, Inc. (a)	2,531	50,924
Teleflex, Inc.	8,013	1,248,265
Varian Medical Systems, Inc. (a)	18,564	1,507,025
Wright Medical Group N.V. (a)	17,970	337,477
Zeltiq Aesthetics, Inc. (a)	5,952	177,965
Zimmer Biomet Holdings, Inc.	36,198	4,190,642

		93,835,476

Health Care Supplies – 1.5%
Alere, Inc. (a)	15,783	615,537
Align Technology, Inc. (a)	13,036	941,069
Anika Therapeutics, Inc. (a)	2,852	130,222
Atrion Corp.	292	116,012
Cerus Corp. (a)	18,595	116,405
DENTSPLY SIRONA, Inc.	46,293	2,759,063
Endologix, Inc. (a)	14,239	159,619
Haemonetics Corp. (a)	9,737	315,771
Halyard Health, Inc. (a)	8,889	250,314
ICU Medical, Inc. (a)	2,790	277,158
Meridian Bioscience, Inc.	7,990	152,689
Merit Medical Systems, Inc. (a)	8,156	165,159
Neogen Corp. (a)	7,224	341,262
OraSure Technologies, Inc. (a)	10,870	78,047
Quidel Corp. (a)	5,461	94,475

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Staar Surgical Co. (a)	6,899	$53,191
The Cooper Cos., Inc.	9,365	1,433,594
The Spectranetics Corp. (a)	8,126	138,142
Vascular Solutions, Inc. (a)	3,425	119,704
West Pharmaceutical Services, Inc.	13,887	988,754

		9,246,187

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		103,081,663

HEALTH CARE PROVIDERS & SERVICES – 18.6%
Health Care Services – 3.7%
Addus HomeCare Corp. (a)	1,309	24,217
Adeptus Health, Inc. Class A (a)	2,360	160,763
Air Methods Corp. (a)	7,130	263,667
Almost Family, Inc. (a)	1,616	67,888
Amedisys, Inc. (a)	4,857	250,087
AMN Healthcare Services, Inc. (a)	9,202	326,763
Chemed Corp.	3,236	419,968
Civitas Solutions, Inc. (a)	3,084	61,803
Corvel Corp. (a)	2,154	97,361
Cross Country Healthcare, Inc. (a)	5,953	73,996
DaVita HealthCare Partners, Inc. (a)	32,361	2,391,478
Diplomat Pharmacy, Inc. (a)	7,397	224,055
Envision Healthcare Holdings, Inc. (a)	36,050	815,811
ExamWorks Group, Inc. (a)	7,719	278,270
Express Scripts Holding Co. (a)	129,755	9,566,836
Healthways, Inc. (a)	6,178	71,974
Laboratory Corp. of America Holdings (a)	19,463	2,439,103
Landauer, Inc.	1,982	68,855
LHC Group, Inc. (a)	2,700	108,918
MEDNAX, Inc. (a)	18,100	1,290,349
Premier, Inc. Class A (a)	8,401	284,038
Quest Diagnostics, Inc.	27,584	2,073,489
Team Health Holdings, Inc. (a)	13,829	578,467
Teladoc, Inc. (a)	3,464	42,088
The Providence Service Corp. (a)	2,433	121,261

		22,101,505

Health Care Distributors – 3.3%
Aceto Corp.	5,592	125,429
AmerisourceBergen Corp.	37,445	3,186,569
Cardinal Health, Inc.	63,176	4,956,789
Henry Schein, Inc. (a)	15,896	2,681,655
McKesson Corp.	44,165	7,411,770
Owens & Minor, Inc.	12,063	438,973
Patterson Cos., Inc.	16,868	731,228
PharMerica Corp. (a)	5,833	137,892

		19,670,305

Health Care Facilities – 2.4%
AAC Holdings, Inc. (a)	1,817	37,412
Acadia Healthcare Co., Inc. (a)	13,390	846,114
Amsurg Corp. (a)	10,418	843,650

	Shares	Value
Brookdale Senior Living, Inc. (a)	35,402	$653,521
Capital Senior Living Corp. (a)	5,645	113,239
Community Health Systems, Inc. (a)	22,663	432,410
Genesis Healthcare, Inc. (a)	7,817	19,699
HCA Holdings, Inc. (a)	62,639	5,049,956
HealthSouth Corp.	17,642	731,437
Kindred Healthcare, Inc.	16,489	243,378
LifePoint Health, Inc. (a)	8,354	564,396
National HealthCare Corp.	1,907	122,906
Select Medical Holdings Corp. (a)	17,585	235,287
Surgical Care Affiliates, Inc. (a)	5,438	262,927
Tenet Healthcare Corp. (a)	19,103	605,374
The Ensign Group, Inc.	9,517	214,704
Universal Health Services, Inc. Class B	17,529	2,343,277
US Physical Therapy, Inc.	2,454	122,356
VCA, Inc. (a)	15,532	978,050

		14,420,093

Managed Health Care – 9.2%
Aetna, Inc.	66,917	7,512,772
Anthem, Inc.	50,108	7,053,703
Centene Corp. (a)	32,593	2,019,462
Cigna Corp.	49,444	6,849,972
HealthEquity, Inc. (a)	6,684	168,103
Humana, Inc.	28,469	5,041,006
Magellan Health, Inc. (a)	4,902	345,395
Molina Healthcare, Inc. (a)	8,116	420,084
Triple-S Management Corp. Class B (a)	4,508	117,388
UnitedHealth Group, Inc.	182,888	24,082,692
Universal American Corp.	9,253	68,842
WellCare Health Plans, Inc. (a)	8,305	747,367

		54,426,786

TOTAL HEALTH CARE PROVIDERS & SERVICES		110,618,689

HEALTH CARE TECHNOLOGY – 1.3%
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc. (a)	34,479	462,019
athenahealth, Inc. (a)	7,474	996,284
Castlight Health, Inc. Class B (a)	9,030	32,508
Cerner Corp. (a)	59,014	3,313,046
Computer Programs & Systems, Inc.	2,030	104,200
Evolent Health, Inc. (a)	2,441	29,316
HealthStream, Inc. (a)	4,877	110,318
HMS Holdings Corp. (a)	16,918	285,745
IMS Health Holdings, Inc. (a)	31,521	839,719
Inovalon Holdings, Inc. Class A (a)	9,649	164,998
Medidata Solutions, Inc. (a)	10,653	464,790
Omnicell, Inc. (a)	6,843	218,018
Press Ganey Holdings, Inc. (a)	4,143	126,237
Quality Systems, Inc.	8,685	122,285
Veeva Systems, Inc. Class A (a)	14,669	403,544
Vocera Communications, Inc. (a)	4,509	52,846

TOTAL HEALTH CARE TECHNOLOGY		7,725,873

Quarterly Report	4

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – 4.8%
Life Sciences Tools & Services – 4.8%
Accelerate Diagnostics, Inc. (a)	5,911	$74,183
Agilent Technologies, Inc.	63,480	2,597,601
Albany Molecular Research, Inc. (a)	5,256	79,103
Bio-Rad Laboratories, Inc. Class A (a)	3,984	565,130
Bio-Techne Corp.	7,136	664,932
Bruker Corp.	22,552	638,222
Cambrex Corp. (a)	6,186	298,413
Charles River Laboratories International, Inc. (a)	8,940	708,674
Fluidigm Corp. (a)	5,539	53,064
Illumina, Inc. (a)	28,120	3,795,919
INC Research Holdings, Inc. Class A (a)	6,682	321,605
Luminex Corp. (a)	7,397	148,680
Mettler-Toledo International, Inc. (a)	5,243	1,876,732
Pacific Biosciences of California, Inc. (a)	13,050	125,932
PAREXEL International Corp. (a)	10,221	624,503
PerkinElmer, Inc.	21,493	1,083,677
PRA Health Sciences, Inc. (a)	5,260	249,587
Quintiles Transnational Holdings, Inc. (a)	17,771	1,227,443
Sequenom, Inc. (a)	22,663	29,009
Thermo Fisher Scientific, Inc.	76,558	11,043,491
VWR Corp. (a)	13,910	370,562
Waters Corp. (a)	15,636	2,035,182

TOTAL LIFE SCIENCES TOOLS & SERVICES		28,611,644

PHARMACEUTICALS – 33.9%
Pharmaceuticals – 33.9%
Aerie Pharmaceuticals, Inc. (a)	4,384	69,530
Akorn, Inc. (a)	15,433	392,770
Allergan PLC (a)	75,609	16,373,885
Amphastar Pharmaceuticals, Inc. (a)	6,509	80,061
ANI Pharmaceuticals, Inc. (a)	1,548	70,388
BioDelivery Sciences International, Inc. (a)	9,563	32,323
Bristol-Myers Squibb Co.	320,130	23,106,983
Catalent, Inc. (a)	17,988	531,186
Cempra, Inc. (a)	7,390	125,113
Corcept Therapeutics, Inc. (a)	12,676	60,464
Depomed, Inc. (a)	11,522	200,252
Dermira, Inc. (a)	2,831	71,596
Eli Lilly & Co.	191,279	14,447,303
Endo International PLC (a)	32,234	870,318
Horizon Pharma PLC (a)	25,973	399,205
Impax Laboratories, Inc. (a)	12,862	428,948
Innoviva, Inc.	16,732	206,473
Intersect ENT, Inc. (a)	3,685	73,884
Intra-Cellular Therapies, Inc. (a)	6,270	215,186
Jazz Pharmaceuticals PLC (a)	11,834	1,783,384

	Shares	Value
Johnson & Johnson	530,798	$59,491,840
Mallinckrodt PLC (a)	22,190	1,387,319
Merck & Co., Inc.	535,979	29,393,088
Mylan N.V. (a)	80,316	3,349,980
Nektar Therapeutics (a)	25,960	407,053
Ocular Therapeutix, Inc. (a)	2,358	28,956
Omeros Corp. (a)	7,317	96,950
Pacira Pharmaceuticals, Inc. (a)	7,035	380,664
Paratek Pharmaceuticals, Inc. (a)	2,260	30,781
Perrigo Co. PLC	28,135	2,719,810
Pfizer, Inc.	1,184,370	38,740,743
Phibro Animal Health Corp. Class A	3,090	64,087
Prestige Brands Holdings, Inc. (a)	10,145	576,033
Relypsa, Inc. (a)	4,790	86,699
Revance Therapeutics, Inc. (a)	3,747	68,870
Sagent Pharmaceuticals, Inc. (a)	4,522	52,636
Sciclone Pharmaceuticals, Inc. (a)	9,263	122,272
Sucampo Pharmaceuticals, Inc. Class A (a)	4,329	46,667
Supernus Pharmaceuticals, Inc. (a)	6,716	115,246
Teligent, Inc. (a)	7,057	38,955
Tetraphase Pharmaceuticals, Inc. (a)	5,565	31,164
The Medicines Co. (a)	13,408	477,191
TherapeuticsMD, Inc. (a)	29,812	245,949
Theravance Biopharma, Inc. (a)	5,560	115,370
XenoPort, Inc. (a)	11,453	50,393
Zoetis, Inc.	90,664	4,263,928

TOTAL PHARMACEUTICALS		201,921,896

TOTAL COMMON STOCKS (Cost $621,304,945)		594,022,214

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $653,527)	653,527	653,527

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $621,958,472)		594,675,741

NET OTHER ASSETS (LIABILITIES) – 0.1%		324,371

NET ASSETS – 100%		$595,000,112

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

5	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$594,022,214	$593,947,114	$—	$75,100
Money Market Funds	653,527	653,527	—	—

Total Investments in Securities:	$594,675,741	$594,600,641	$—	$75,100

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $623,498,575. Net unrealized depreciation aggregated $28,822,834, of which $28,469,355 related to appreciated investment securities and $57,292,189 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

April 30, 2016

1.9584812.102

T06-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 23.4%
Aerospace & Defense – 23.4%
AAR Corp.	2,363	$56,806
Aerojet Rocketdyne Holdings, Inc. (a)	3,694	66,935
Aerovironment, Inc. (a)	1,450	41,876
American Science & Engineering, Inc.	464	13,294
Astronics Corp. (a)	1,225	45,264
B/E Aerospace, Inc.	7,330	356,458
BWX Technologies, Inc.	7,108	237,336
Cubic Corp.	1,641	68,216
Curtiss-Wright Corp.	3,041	232,880
DigitalGlobe, Inc. (a)	4,718	104,551
Engility Holdings, Inc. (a)	1,306	25,689
Esterline Technologies Corp. (a)	1,976	135,672
General Dynamics Corp.	18,861	2,650,348
HEICO Corp.	1,410	86,447
HEICO Corp. Class A	2,676	136,958
Hexcel Corp.	6,631	300,185
Honeywell International, Inc.	51,398	5,873,249
Huntington Ingalls Industries, Inc.	3,289	476,149
KLX, Inc. (a)	3,748	126,383
Kratos Defense & Security Solutions, Inc. (a)	3,081	16,360
L-3 Communications Holdings, Inc.	5,504	723,941
Lockheed Martin Corp.	19,413	4,511,193
Mercury Systems, Inc. (a)	2,759	57,994
Moog, Inc. Class A (a)	2,338	114,235
National Presto Industries, Inc.	354	30,865
Northrop Grumman Corp.	12,164	2,508,947
Orbital ATK, Inc.	4,138	360,006
Raytheon Co.	21,137	2,670,660
Rockwell Collins, Inc.	9,239	814,787
Spirit Aerosystems Holdings, Inc. Class A (a)	9,847	464,286
Taser International, Inc. (a)	3,829	69,918
Teledyne Technologies, Inc. (a)	2,374	220,663
Textron, Inc.	19,221	743,468
The Boeing Co.	44,679	6,022,729
The KEYW Holding Corp. (a)	2,197	15,137
TransDigm Group, Inc. (a)	3,765	857,931
Triumph Group, Inc.	3,444	124,604
United Technologies Corp.	59,154	6,173,903

TOTAL AEROSPACE & DEFENSE		37,536,323

AIR FREIGHT & LOGISTICS – 6.3%
Air Freight & Logistics – 6.3%
Air Transport Services Group, Inc. (a)	1,110	15,640
Atlas Air Worldwide Holdings, Inc. (a)	444	17,733
CH Robinson Worldwide, Inc.	10,078	715,236
Echo Global Logistics, Inc. (a)	1,854	43,328
Expeditors International of Washington, Inc.	13,073	648,551
FedEx Corp.	18,833	3,109,517
Forward Air Corp.	2,181	99,410

	Shares	Value
Hub Group, Inc. Class A (a)	2,475	$95,337
Park-Ohio Holdings Corp.	593	15,092
United Parcel Service, Inc. Class B	48,866	5,134,350
XPO Logistics, Inc. (a)	7,636	230,149

TOTAL AIR FREIGHT & LOGISTICS		10,124,343

AIRLINES – 1.2%
Airlines – 1.2%
Allegiant Travel Co.	299	48,010
American Airlines Group, Inc.	11,075	384,192
Delta Air Lines, Inc.	13,782	574,296
Hawaiian Holdings, Inc. (a)	915	38,494
SkyWest, Inc.	855	20,093
Southwest Airlines Co.	11,404	508,732
Spirit Airlines, Inc. (a)	1,246	54,737
United Continental Holdings, Inc. (a)	6,524	298,864
Virgin America, Inc. (a)	754	41,990

TOTAL AIRLINES		1,969,408

BUILDING PRODUCTS – 2.8%
Building Products – 2.8%
AAON, Inc.	3,001	79,586
Advanced Drainage Systems, Inc.	2,432	56,228
Allegion PLC	6,741	441,198
American Woodmark Corp. (a)	966	70,363
AO Smith Corp.	5,249	405,328
Apogee Enterprises, Inc.	2,030	84,123
Armstrong Flooring, Inc. (a)	1,370	19,947
Armstrong World Industries, Inc. (a)	2,722	111,085
Builders FirstSource, Inc. (a)	5,252	58,245
Continental Building Products, Inc. (a)	2,868	56,241
Fortune Brands Home & Security, Inc.	11,221	621,756
Gibraltar Industries, Inc. (a)	2,070	54,751
Griffon Corp.	2,307	36,474
Insteel Industries, Inc.	1,243	36,035
Lennox International, Inc.	3,008	405,930
Masco Corp.	23,618	725,309
Masonite International Corp. (a)	1,808	122,329
NCI Building Systems, Inc. (a)	2,021	29,790
Nortek, Inc. (a)	678	31,974
Owens Corning	7,773	358,102
Patrick Industries, Inc. (a)	809	37,093
PGT, Inc. (a)	3,251	34,038
Ply Gem Holdings, Inc. (a)	1,491	21,843
Quanex Building Products Corp.	2,443	46,026
Simpson Manufacturing Co., Inc.	2,882	108,363
Trex Co., Inc. (a)	2,144	101,733
Universal Forest Products, Inc.	1,412	108,230
USG Corp. (a)	6,677	180,346

TOTAL BUILDING PRODUCTS		4,442,466

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.4%
Commercial Printing – 0.4%
Brady Corp. Class A	3,308	$87,629
Deluxe Corp.	3,468	217,721
Ennis, Inc.	1,776	34,703
InnerWorkings, Inc. (a)	2,550	20,833
Multi-Color Corp.	964	57,676
Quad/Graphics, Inc.	1,949	24,460
RR Donnelley & Sons Co.	14,675	255,345

		698,367

Diversified Support Services – 1.3%
Cintas Corp.	6,437	577,914
Copart, Inc. (a)	8,015	343,363
G&K Services, Inc. Class A	1,404	99,193
Healthcare Services Group, Inc.	4,801	181,718
KAR Auction Services, Inc.	9,652	362,915
Matthews International Corp. Class A	2,298	120,967
McGrath RentCorp	1,647	40,154
Mobile Mini, Inc.	3,213	103,619
UniFirst Corp.	1,072	116,183
Viad Corp.	1,432	42,602
VSE Corp.	310	19,232

		2,007,860

Environmental & Facilities Services – 2.9%
ABM Industries, Inc.	3,749	120,605
Ceco Environmental Corp.	1,887	12,454
Clean Harbors, Inc. (a)	3,422	169,047
Covanta Holding Corp.	8,356	135,868
Republic Services, Inc.	17,083	804,097
Rollins, Inc.	6,908	185,618
SP Plus Corp. (a)	1,136	25,310
Stericycle, Inc. (a)	5,971	570,589
Team, Inc. (a)	2,006	57,632
Tetra Tech, Inc.	4,134	121,540
US Ecology, Inc.	1,527	68,761
Waste Connections, Inc.	8,578	577,128
Waste Management, Inc.	31,340	1,842,479

		4,691,128

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	7,437	70,949
ARC Document Solutions, Inc. (a)	2,861	11,787
Essendant, Inc.	2,641	81,316
Herman Miller, Inc.	4,196	126,593
HNI Corp.	3,100	135,532
Interface, Inc.	4,619	78,615
Kimball International, Inc. Class B	2,308	26,865
Knoll, Inc.	3,424	79,951
MSA Safety, Inc.	2,201	105,846
Pitney Bowes, Inc.	13,844	290,309
Steelcase, Inc. Class A	6,321	96,459
West Corp.	3,186	68,276

		1,172,498

	Shares	Value
Security & Alarm Services – 1.1%
The ADT Corp.	11,560	$485,289
The Brink’s Co.	3,280	110,995
Tyco International PLC	29,692	1,143,736

		1,740,020

TOTAL COMMERCIAL SERVICES & SUPPLIES		10,309,873

CONSTRUCTION & ENGINEERING – 1.9%
Construction & Engineering – 1.9%
AECOM (a)	10,085	327,662
Aegion Corp. (a)	2,581	54,795
Ameresco, Inc. Class A (a)	1,531	6,844
Argan, Inc.	862	29,463
Chicago Bridge & Iron Co. N.V.	6,651	267,703
Comfort Systems USA, Inc.	2,678	78,974
Dycom Industries, Inc. (a)	2,299	162,309
EMCOR Group, Inc.	4,418	214,185
Fluor Corp.	9,957	544,250
Granite Construction, Inc.	2,758	122,979
Great Lakes Dredge & Dock Corp. (a)	4,444	20,309
Jacobs Engineering Group, Inc. (a)	8,629	384,681
KBR, Inc.	10,133	157,669
MasTec, Inc. (a)	4,763	107,930
MYR Group, Inc. (a)	1,406	35,867
Primoris Services Corp.	2,696	63,059
Quanta Services, Inc. (a)	11,228	266,328
Tutor Perini Corp. (a)	2,760	43,663
Valmont Industries, Inc.	1,621	227,556

TOTAL CONSTRUCTION & ENGINEERING		3,116,226

ELECTRICAL EQUIPMENT – 5.7%
Electrical Components & Equipment – 5.6%
Acuity Brands, Inc.	3,072	749,230
AMETEK, Inc.	16,710	803,584
Eaton Corp. PLC	32,486	2,055,389
Emerson Electric Co.	45,948	2,510,139
Encore Wire Corp.	1,364	52,173
EnerSys, Inc.	3,112	181,648
FuelCell Energy, Inc. (a)	1,412	8,416
Generac Holdings, Inc. (a)	4,693	178,897
General Cable Corp.	3,344	52,300
Hubbell, Inc.	3,859	408,128
Plug Power, Inc. (a)	12,119	24,965
Powell Industries, Inc.	681	21,193
Regal-Beloit Corp.	3,123	201,184
Rockwell Automation, Inc.	9,268	1,051,640
Sensata Technologies Holding N.V. (a)	11,962	450,609
SolarCity Corp. (a)	4,095	124,160
Sunrun, Inc. (a)	1,472	11,599
Thermon Group Holdings, Inc. (a)	2,193	41,097
Vicor Corp. (a)	1,209	11,594

		8,937,945

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

ELECTRICAL EQUIPMENT – continued
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	1,794	$98,526
Babcock & Wilcox Enterprises, Inc. (a)	3,542	80,935
Power Solutions International, Inc. (a)	316	4,092

		183,553

TOTAL ELECTRICAL EQUIPMENT		9,121,498

INDUSTRIAL CONGLOMERATES – 20.9%
Industrial Conglomerates – 20.9%
3M Co.	43,222	7,234,498
Carlisle Cos., Inc.	4,565	465,174
Danaher Corp.	43,297	4,188,985
General Electric Co.	662,533	20,372,890
Raven Industries, Inc.	2,682	43,153
Roper Industries, Inc.	7,071	1,245,132

TOTAL INDUSTRIAL CONGLOMERATES		33,549,832

MACHINERY – 16.3%
Agricultural & Farm Machinery – 1.6%
AGCO Corp.	4,796	256,442
Deere & Co.	21,885	1,840,747
Lindsay Corp.	785	60,021
The Toro Co.	3,851	332,919
Titan International, Inc.	3,085	20,454

		2,510,583

Construction & Farm Machinery & Heavy Trucks – 5.4%
Alamo Group, Inc.	688	38,831
Allison Transmission Holdings, Inc.	10,786	310,745
American Railcar Industries, Inc.	647	26,533
Astec Industries, Inc.	1,359	65,776
Caterpillar, Inc.	40,869	3,176,339
Cummins, Inc.	11,835	1,385,050
Douglas Dynamics, Inc.	1,586	36,335
Federal Signal Corp.	4,307	58,963
FreightCar America, Inc.	864	14,818
Joy Global, Inc.	6,894	146,842
Meritor, Inc. (a)	6,238	53,023
Navistar International Corp. (a)	3,349	50,536
Oshkosh Corp.	5,237	255,827
PACCAR, Inc.	24,816	1,461,910
Terex Corp.	7,631	182,305
The Greenbrier Cos., Inc.	1,965	58,930
The Manitowoc Co., Inc.	8,953	51,032
Trinity Industries, Inc.	10,770	210,123
Wabash National Corp. (a)	4,651	66,277
WABCO Holdings, Inc. (a)	3,826	429,124
Wabtec Corp.	6,784	562,597

		8,641,916

Industrial Machinery – 9.3%
Actuant Corp. Class A	3,996	106,733
Albany International Corp. Class A	2,003	80,701
Altra Industrial Motion Corp.	1,862	53,439
Barnes Group, Inc.	3,456	112,285

	Shares	Value
Briggs & Stratton Corp.	3,104	$65,712
Chart Industries, Inc. (a)	2,187	56,293
CIRCOR International, Inc.	1,001	56,506
CLARCOR, Inc.	3,529	207,399
Colfax Corp. (a)	6,083	197,272
Columbus McKinnon Corp.	1,340	22,123
Crane Co.	3,246	180,380
Donaldson Co., Inc.	8,832	288,630
Dover Corp.	10,883	715,013
EnPro Industries, Inc.	1,534	89,862
ESCO Technologies, Inc.	1,832	70,495
Flowserve Corp.	9,193	448,710
Franklin Electric Co., Inc.	2,751	86,904
Global Brass & Copper Holdings, Inc.	1,527	41,382
Graco, Inc.	3,938	308,700
Harsco Corp.	5,675	40,236
Hillenbrand, Inc.	4,421	134,000
Hyster-Yale Materials Handling, Inc.	623	38,159
IDEX Corp.	5,359	438,902
Illinois Tool Works, Inc.	22,962	2,399,988
Ingersoll-Rand PLC	18,341	1,202,069
ITT Corp.	6,301	241,769
John Bean Technologies Corp.	2,026	105,636
Kadant, Inc.	756	35,797
Kennametal, Inc.	5,541	129,549
Lincoln Electric Holdings, Inc.	4,571	286,465
Lydall, Inc. (a)	1,194	43,927
Manitowoc Foodservice, Inc. (a)	9,134	137,101
Milacron Holdings Corp. (a)	1,142	19,562
Mueller Industries, Inc.	3,839	121,159
Mueller Water Products, Inc. Class A	11,325	121,744
NN, Inc.	1,788	26,891
Nordson Corp.	4,015	308,071
Parker Hannifin Corp.	9,534	1,106,135
Pentair PLC	12,632	733,666
Proto Labs, Inc. (a)	1,643	98,301
RBC Bearings, Inc. (a)	1,634	119,772
Rexnord Corp. (a)	7,077	154,279
Snap-on, Inc.	4,077	649,385
SPX Corp.	2,621	42,198
SPX FLOW, Inc. (a)	2,634	78,915
Standex International Corp.	882	67,641
Stanley Black & Decker, Inc.	10,512	1,176,503
Sun Hydraulics Corp.	1,578	55,830
Tennant Co.	1,199	64,039
The Gorman-Rupp Co.	1,637	46,311
The Middleby Corp. (a)	4,012	439,876
The Timken Co.	4,957	176,618
Trimas Corp. (a)	3,186	57,667
Watts Water Technologies, Inc. Class A	1,893	105,762
Woodward, Inc.	3,996	216,623
Xylem, Inc.	12,617	527,138

		14,936,223

TOTAL MACHINERY		26,088,722

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	964	$61,522
Matson, Inc.	666	25,894

TOTAL MARINE		87,416

PROFESSIONAL SERVICES – 3.9%
Human Resource & Employment Services – 0.9%
Barrett Business Services, Inc.	473	14,668
GP Strategies Corp. (a)	967	22,570
Heidrick & Struggles International, Inc.	1,230	24,268
Insperity, Inc.	1,033	54,511
Kelly Services, Inc. Class A	2,099	39,398
Kforce, Inc.	1,775	33,743
Korn/Ferry International	3,623	98,328
Manpowergroup, Inc.	5,185	399,401
On Assignment, Inc. (a)	3,354	120,945
Robert Half International, Inc.	9,292	355,977
TriNet Group, Inc. (a)	2,742	45,572
TrueBlue, Inc. (a)	2,902	54,238
WageWorks, Inc. (a)	2,520	135,727

		1,399,346

Research & Consulting Services – 3.0%
Acacia Research Corp.	2,847	13,723
CBIZ, Inc. (a)	3,325	33,848
CEB, Inc.	2,312	142,627
Equifax, Inc.	8,308	999,037
Exponent, Inc.	1,808	90,111
FTI Consulting, Inc. (a)	2,964	119,449
Huron Consulting Group, Inc. (a)	1,627	90,477
ICF International, Inc. (a)	1,198	47,165
IHS, Inc. Class A (a)	4,785	589,416
Mistras Group, Inc. (a)	1,245	30,341
Navigant Consulting, Inc. (a)	3,330	53,147
Nielsen Holdings PLC	24,283	1,266,116
Resources Connection, Inc.	2,528	37,339
RPX Corp. (a)	3,695	40,941
The Advisory Board Co. (a)	2,984	94,414
The Dun & Bradstreet Corp.	2,545	280,993
TransUnion (a)	3,813	114,199
Verisk Analytics, Inc. Class A (a)	11,289	875,801

		4,919,144

TOTAL PROFESSIONAL SERVICES		6,318,490

ROAD & RAIL – 7.8%
Railroads – 6.2%
CSX Corp.	68,433	1,866,168
Genesee & Wyoming, Inc. Class A (a)	3,985	259,464
Kansas City Southern	7,672	726,922
Norfolk Southern Corp.	20,965	1,889,156
Union Pacific Corp.	59,958	5,230,136

		9,971,846

	Shares	Value
Trucking – 1.6%
AMERCO	549	$193,248
ArcBest Corp.	1,776	33,904
Avis Budget Group, Inc. (a)	7,032	176,503
Celadon Group, Inc.	1,782	17,945
Covenant Transportation Group, Inc. Class A (a)	778	15,490
Heartland Express, Inc.	3,575	64,743
Hertz Global Holdings, Inc. (a)	26,510	245,483
JB Hunt Transport Services, Inc.	6,430	532,918
Knight Transportation, Inc.	4,233	112,471
Landstar System, Inc.	3,026	198,354
Marten Transport Ltd.	1,796	33,513
Old Dominion Freight Line, Inc. (a)	4,450	293,922
PAM Transportation Services, Inc. (a)	231	5,708
Roadrunner Transportation Systems, Inc. (a)	2,086	24,657
Ryder System, Inc.	3,741	257,830
Saia, Inc. (a)	1,791	51,796
Swift Transportation Co. (a)	6,476	107,631
Universal Truckload Services, Inc.	566	8,071
Werner Enterprises, Inc.	3,284	83,217
YRC Worldwide, Inc. (a)	1,416	13,027

		2,470,431

TOTAL ROAD & RAIL		12,442,277

TRADING COMPANIES & DISTRIBUTORS – 2.9%
Trading Companies & Distributors – 2.9%
Air Lease Corp.	6,793	207,051
Aircastle Ltd.	4,635	100,579
Applied Industrial Technologies, Inc.	2,648	121,358
Beacon Roofing Supply, Inc. (a)	3,519	150,367
BMC Stock Holdings, Inc. (a)	1,092	19,164
DXP Enterprises, Inc. (a)	855	18,682
Fastenal Co.	19,290	902,579
GATX Corp.	2,821	129,597
H&E Equipment Services, Inc.	2,252	45,558
HD Supply Holdings, Inc. (a)	13,971	478,926
Kaman Corp.	1,686	70,964
MRC Global, Inc. (a)	7,096	99,202
MSC Industrial Direct Co., Inc. Class A	3,402	263,655
NOW, Inc. (a)	7,502	135,486
Rush Enterprises, Inc. Class A (a)	2,112	41,585
TAL International Group, Inc. (a)	2,298	39,296
Titan Machinery, Inc. (a)	1,198	15,574
United Rentals, Inc. (a)	6,526	436,785
Univar, Inc. (a)	2,363	41,116
Veritiv Corp. (a)	641	26,294
Watsco, Inc.	1,802	242,315
WESCO International, Inc. (a)	2,972	174,724
WW Grainger, Inc.	3,965	929,872

TOTAL TRADING COMPANIES & DISTRIBUTORS		4,690,729

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.3%
Airport Services – 0.3%
Macquarie Infrastructure Corp.	5,340	$375,883
Wesco Aircraft Holdings, Inc. (a)	4,807	69,365

TOTAL TRANSPORTATION INFRASTRUCTURE		445,248

TOTAL COMMON STOCKS (Cost $164,080,684)		160,242,851

Money Market Funds – 0.1%
	Shares	Value

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $84,164)	84,164	$84,164

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $164,164,848)		160,327,015

NET OTHER ASSETS (LIABILITIES) – 0.0%		22,294

NET ASSETS – 100%		$160,349,309

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$160,242,851	$160,242,851	$—	$—
Money Market Funds	84,164	84,164	—	—

Total Investments in Securities:	$160,327,015	$160,327,015	$—	$—

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $164,262,279. Net unrealized depreciation aggregated $3,935,264, of which $3,637,342 related to appreciated investment securities and $7,572,606 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	6

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

April 30, 2016

1.9584814.102

T07-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.6%
Communications Equipment – 5.6%
ADTRAN, Inc.	4,606	$88,988
Arista Networks, Inc. (a)	3,579	238,433
ARRIS International PLC (a)	17,475	397,906
Black Box Corp.	1,440	21,053
Brocade Communications Systems, Inc.	39,136	376,097
CalAmp Corp. (a)	3,441	51,512
Calix, Inc. (a)	3,961	27,450
Ciena Corp. (a)	12,221	205,679
Cisco Systems, Inc.	482,281	13,257,905
CommScope Holding Co., Inc. (a)	12,714	386,633
Comtech Telecommunications Corp.	1,506	36,445
EchoStar Corp. Class A (a)	4,314	176,529
Extreme Networks, Inc. (a)	9,452	33,176
F5 Networks, Inc. (a)	6,712	703,082
Finisar Corp. (a)	10,058	165,555
Harmonic, Inc. (a)	8,293	28,694
Harris Corp.	11,811	944,998
Infinera Corp. (a)	13,306	158,208
InterDigital, Inc.	3,343	190,484
Ixia (a)	5,446	55,113
Juniper Networks, Inc.	32,965	771,381
Lumentum Holdings, Inc. (a)	4,572	115,672
Mitel Networks Corp. (a)	9,341	65,200
Motorola Solutions, Inc.	15,082	1,134,015
NETGEAR, Inc. (a)	2,855	121,052
Netscout Systems, Inc. (a)	8,868	197,402
Palo Alto Networks, Inc. (a)	7,771	1,172,411
Plantronics, Inc.	3,168	121,809
Polycom, Inc. (a)	12,404	148,228
Ruckus Wireless, Inc. (a)	7,935	109,027
ShoreTel, Inc. (a)	5,989	36,653
Sonus Networks, Inc. (a)	4,208	34,758
Ubiquiti Networks, Inc. (a)	2,923	104,117
ViaSat, Inc. (a)	4,356	334,105
Viavi Solutions, Inc. (a)	22,286	145,082

TOTAL COMMUNICATIONS EQUIPMENT		22,154,852

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.1%
Electronic Components – 1.3%
Amphenol Corp. Class A	29,281	1,634,758
AVX Corp.	4,946	65,386
Belden, Inc.	3,965	250,350
Corning, Inc.	112,436	2,099,180
Dolby Laboratories, Inc. Class A	4,928	234,622
DTS, Inc. (a)	1,554	33,908
II-VI, Inc. (a)	5,029	104,955
InvenSense, Inc. (a)	7,962	61,148
Knowles Corp. (a)	8,303	111,011
Littelfuse, Inc.	2,110	245,773
Rogers Corp. (a)	1,729	99,176

	Shares	Value
Universal Display Corp. (a)	4,042	$235,689
Vishay Intertechnology, Inc.	12,784	155,454

		5,331,410

Electronic Equipment & Instruments – 0.8%
Badger Meter, Inc.	1,404	100,147
Checkpoint Systems, Inc. (a)	4,026	40,743
Cognex Corp.	7,637	271,343
Coherent, Inc. (a)	2,288	213,699
Daktronics, Inc.	3,450	30,015
FARO Technologies, Inc. (a)	1,714	49,775
FEI Co.	3,910	348,068
FLIR Systems, Inc.	13,154	397,382
GSI Group, Inc. (a)	2,824	41,089
Itron, Inc. (a)	3,571	146,840
Keysight Technologies, Inc. (a)	16,151	421,218
MTS Systems Corp.	1,430	80,395
National Instruments Corp.	9,675	266,740
Newport Corp. (a)	3,673	84,442
OSI Systems, Inc. (a)	1,757	89,414
Rofin-Sinar Technologies, Inc. (a)	2,723	87,653
VeriFone Systems, Inc. (a)	10,946	311,523
Zebra Technologies Corp. Class A (a)	4,969	310,861

		3,291,347

Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc. (a)	4,858	94,342
CTS Corp.	2,761	45,750
Fabrinet (a)	2,997	95,814
Flextronics International Ltd. (a)	52,786	641,350
IPG Photonics Corp. (a)	3,494	302,825
Jabil Circuit, Inc.	16,137	280,138
Kimball Electronics, Inc. (a)	2,679	29,308
Methode Electronics, Inc.	3,493	103,847
Multi-Fineline Electronix, Inc. (a)	935	21,505
Park Electrochemical Corp.	1,792	29,228
Plexus Corp. (a)	3,188	133,131
QLogic Corp. (a)	8,012	104,877
Sanmina Corp. (a)	7,492	177,186
TE Connectivity Ltd.	36,706	2,183,273
Trimble Navigation Ltd. (a)	23,764	569,148
TTM Technologies, Inc. (a)	6,020	39,250

		4,850,972

Technology Distributors – 0.8%
Anixter International, Inc. (a)	2,826	176,060
Arrow Electronics, Inc. (a)	8,870	550,827
Avnet, Inc.	12,530	515,233
CDW Corp.	13,606	523,831
Electro Rent Corp.	1,799	18,008
ePlus, Inc. (a)	602	48,395
Ingram Micro, Inc. Class A	14,212	496,709
Insight Enterprises, Inc. (a)	3,597	88,882
PC Connection, Inc.	998	23,722
ScanSource, Inc. (a)	2,582	105,036

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
SYNNEX Corp.	2,838	$234,334
Tech Data Corp. (a)	3,335	229,081

		3,010,118

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		16,483,847

INTERNET SOFTWARE & SERVICES – 20.2%
Internet Software & Services – 20.2%
Actua Corp. (a)	3,923	37,190
Akamai Technologies, Inc. (a)	16,878	860,609
Alphabet, Inc. Class A (a)	27,680	19,594,118
Alphabet, Inc. Class C (a)	29,544	20,474,288
Angie’s List, Inc. (a)	4,051	35,446
Bankrate, Inc. (a)	5,837	53,350
Bazaarvoice, Inc. (a)	5,607	18,784
Benefitfocus, Inc. (a)	1,488	56,395
Blucora, Inc. (a)	4,116	32,969
Box, Inc. Class A (a)	3,113	40,251
Carbonite, Inc. (a)	1,021	7,698
ChannelAdvisor Corp. (a)	2,102	26,191
Cimpress N.V. (a)	2,685	235,931
comScore, Inc. (a)	4,292	131,421
Cornerstone OnDemand, Inc. (a)	4,595	157,838
CoStar Group, Inc. (a)	3,095	610,675
Cvent, Inc. (a)	2,218	78,406
Demandware, Inc. (a)	3,184	146,719
DHI Group, Inc. (a)	4,430	31,497
EarthLink Holdings Corp.	10,383	60,325
eBay, Inc. (a)	102,680	2,508,472
Endurance International Group Holdings, Inc. (a)	6,122	65,567
Envestnet, Inc. (a)	3,514	110,269
Facebook, Inc. Class A (a)	215,717	25,364,005
GoDaddy, Inc. Class A (a)	4,110	124,821
Gogo, Inc. (a)	5,099	53,998
GrubHub, Inc. (a)	5,995	157,189
GTT Communications, Inc. (a)	2,736	43,721
Hortonworks, Inc. (a)	3,302	38,204
IAC/InterActiveCorp	7,381	342,036
inContact, Inc. (a)	5,841	54,380
Internap Corp. (a)	4,252	9,695
IntraLinks Holdings, Inc. (a)	3,739	33,315
j2 Global, Inc.	4,416	280,504
LinkedIn Corp. Class A (a)	10,978	1,375,653
Liquidity Services, Inc. (a)	2,286	12,756
LivePerson, Inc. (a)	5,003	30,268
LogMeIn, Inc. (a)	2,339	139,638
Marketo, Inc. (a)	3,063	67,355
MercadoLibre, Inc.	3,173	396,276
Monster Worldwide, Inc. (a)	8,578	27,450

	Shares	Value
New Relic, Inc. (a)	2,075	$53,494
NIC, Inc.	6,050	107,146
OPOWER, Inc. (a)	1,767	13,959
Pandora Media, Inc. (a)	19,599	194,618
Q2 Holdings, Inc. (a)	2,214	52,937
Quotient Technology, Inc. (a)	5,763	66,966
Rackspace Hosting, Inc. (a)	10,224	233,823
RetailMeNot, Inc. (a)	2,730	23,014
SciQuest, Inc. (a)	2,822	39,000
Shutterstock, Inc. (a)	1,858	76,215
SPS Commerce, Inc. (a)	1,566	79,756
Stamps.com, Inc. (a)	1,417	116,704
TrueCar, Inc. (a)	4,180	28,591
Twitter, Inc. (a)	55,149	806,278
VeriSign, Inc. (a)	9,522	822,701
Web.com Group, Inc. (a)	4,070	81,359
WebMD Health Corp. (a)	3,056	191,733
XO Group, Inc. (a)	2,275	40,177
Yahoo!, Inc. (a)	85,241	3,119,821
Yelp, Inc. (a)	6,204	130,284
Zillow Group, Inc. Class C (a)	9,588	230,496

TOTAL INTERNET SOFTWARE & SERVICES		80,434,745

IT SERVICES – 19.0%
Data Processing & Outsourced Services – 12.3%
Alliance Data Systems Corp. (a)	5,816	1,182,451
Automatic Data Processing, Inc.	43,821	3,875,529
Black Knight Financial Services, Inc. Class A (a)	2,313	73,970
Blackhawk Network Holdings, Inc. (a)	4,870	156,473
Broadridge Financial Solutions, Inc.	11,301	676,252
Cardtronics, Inc. (a)	4,224	166,510
Cass Information Systems, Inc.	902	44,622
Convergys Corp.	9,281	245,947
CoreLogic, Inc. (a)	8,461	300,196
CSG Systems International, Inc.	3,057	135,670
DST Systems, Inc.	2,964	357,696
Euronet Worldwide, Inc. (a)	4,740	365,454
Everi Holdings, Inc. (a)	6,255	10,508
EVERTEC, Inc.	6,300	84,861
ExlService Holdings, Inc. (a)	2,980	144,202
Fidelity National Information Services, Inc.	26,796	1,763,177
Fiserv, Inc. (a)	21,720	2,122,478
FleetCor Technologies, Inc. (a)	7,432	1,149,582
Global Payments, Inc.	14,718	1,062,345
Jack Henry & Associates, Inc.	7,568	613,235
Mastercard, Inc. Class A	94,081	9,124,916
MAXIMUS, Inc.	6,188	327,345
MoneyGram International, Inc. (a)	2,738	16,839
Net 1 UEPS Technologies, Inc. (a)	3,986	47,513
Paychex, Inc.	30,813	1,605,974

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
PayPal Holdings, Inc. (a)	104,469	$4,093,095
Sabre Corp.	19,592	567,188
Sykes Enterprises, Inc. (a)	3,745	109,167
Syntel, Inc. (a)	3,170	134,820
TeleTech Holdings, Inc.	1,562	43,408
The Western Union Co.	47,910	958,200
Total System Services, Inc.	15,775	806,734
Travelport Worldwide Ltd.	11,205	156,310
Vantiv, Inc. Class A (a)	14,798	807,083
Visa, Inc. Class A	184,933	14,284,225
WEX, Inc. (a)	3,692	348,857
Xerox Corp.	86,832	833,587

		48,796,419

IT Consulting & Other Services – 6.7%
Accenture PLC Class A	59,364	6,703,383
Acxiom Corp. (a)	7,502	164,819
Booz Allen Hamilton Holding Corp.	11,361	313,223
CACI International, Inc. Class A (a)	2,178	209,415
CIBER, Inc. (a)	7,938	18,416
Cognizant Technology Solutions Corp. Class A (a)	57,775	3,372,327
Computer Sciences Corp.	13,124	434,798
CSRA, Inc.	15,623	405,573
EPAM Systems, Inc. (a)	4,010	292,449
Forrester Research, Inc.	841	28,274
Gartner, Inc. (a)	7,851	684,372
International Business Machines Corp.	87,563	12,778,944
Leidos Holdings, Inc.	5,793	287,391
Lionbridge Technologies, Inc. (a)	5,285	26,372
ManTech International Corp. Class A	2,260	76,388
Perficient, Inc. (a)	3,474	72,537
Science Applications International Corp.	3,928	208,538
ServiceSource International, Inc. (a)	6,424	25,889
Teradata Corp. (a)	12,588	318,476
The Hackett Group, Inc.	2,120	31,546
Unisys Corp. (a)	4,719	36,383
Virtusa Corp. (a)	2,675	95,069

		26,584,582

TOTAL IT SERVICES		75,381,001

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 13.5%
Semiconductor Equipment – 1.6%
Advanced Energy Industries, Inc. (a)	3,692	119,436
Amkor Technology, Inc. (a)	10,353	59,116
Applied Materials, Inc.	114,181	2,337,285
Brooks Automation, Inc.	6,505	61,537
Cabot Microelectronics Corp.	2,284	95,677
Cohu, Inc.	2,259	26,114
Entegris, Inc. (a)	11,951	158,829

	Shares	Value
FormFactor, Inc. (a)	5,611	$43,205
KLA-Tencor Corp.	14,794	1,034,692
Kulicke & Soffa Industries, Inc. (a)	6,819	73,100
Lam Research Corp.	15,045	1,149,438
MKS Instruments, Inc.	5,122	183,675
Nanometrics, Inc. (a)	2,350	41,971
PDF Solutions, Inc. (a)	2,441	32,831
Photronics, Inc. (a)	6,217	65,776
Rudolph Technologies, Inc. (a)	3,020	41,887
SolarEdge Technologies, Inc. (a)	1,453	38,926
SunEdison Semiconductor Ltd. (a)	3,981	22,891
Teradyne, Inc.	19,503	368,802
Tessera Technologies, Inc.	4,309	123,754
Ultratech, Inc. (a)	2,594	56,264
Veeco Instruments, Inc. (a)	3,821	70,344
Xcerra Corp. (a)	5,261	31,040

		6,236,590

Semiconductors – 11.9%
Advanced Micro Devices, Inc. (a)	63,323	224,797
Ambarella, Inc. (a)	2,966	121,903
Analog Devices, Inc.	29,659	1,670,395
Applied Micro Circuits Corp. (a)	7,121	44,435
Broadcom Ltd.	36,901	5,378,321
Cavium, Inc. (a)	5,275	260,427
Ceva, Inc. (a)	2,008	46,304
Cirrus Logic, Inc. (a)	6,123	221,040
Cree, Inc. (a)	9,850	241,423
Cypress Semiconductor Corp.	31,977	288,752
Diodes, Inc. (a)	3,753	69,881
Exar Corp. (a)	3,986	24,315
Fairchild Semiconductor International, Inc. (a)	10,903	218,060
First Solar, Inc. (a)	7,175	400,652
Inphi Corp. (a)	2,854	84,678
Integrated Device Technology, Inc. (a)	13,954	269,033
Intel Corp.	448,355	13,576,189
Intersil Corp. Class A	12,724	148,744
IXYS Corp.	2,668	28,814
Lattice Semiconductor Corp. (a)	11,473	63,905
Linear Technology Corp.	22,777	1,013,121
M/A-COM Technology Solutions Holdings, Inc. (a)	1,977	80,840
Marvell Technology Group Ltd.	39,159	390,807
Maxim Integrated Products, Inc.	27,027	965,404
MaxLinear, Inc. Class A (a)	5,031	84,269
Mellanox Technologies Ltd. (a)	4,019	173,822
Microchip Technology, Inc.	20,324	987,543
Micron Technology, Inc. (a)	103,104	1,108,368
Microsemi Corp. (a)	10,549	356,451
Monolithic Power Systems, Inc.	3,576	223,214
NVE Corp.	414	23,755
NVIDIA Corp.	51,184	1,818,567

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
ON Semiconductor Corp. (a)	39,075	$370,040
Power Integrations, Inc.	2,716	131,047
Qorvo, Inc. (a)	13,486	607,275
QUALCOMM, Inc.	142,811	7,214,812
Rambus, Inc. (a)	11,135	129,389
Semtech Corp. (a)	6,270	135,683
Silicon Laboratories, Inc. (a)	3,744	175,219
Skyworks Solutions, Inc.	18,134	1,211,714
SunPower Corp. (a)	5,206	104,849
Synaptics, Inc. (a)	3,437	245,917
Texas Instruments, Inc.	96,382	5,497,629
Xilinx, Inc.	24,386	1,050,549

		47,482,352

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		53,718,942

SOFTWARE – 21.3%
Application Software – 6.3%
ACI Worldwide, Inc. (a)	11,297	225,827
Adobe Systems, Inc. (a)	47,393	4,465,368
ANSYS, Inc. (a)	8,456	767,551
Aspen Technology, Inc. (a)	7,983	303,593
Autodesk, Inc. (a)	21,498	1,286,010
Blackbaud, Inc.	4,503	278,150
Bottomline Technologies de, Inc. (a)	3,866	94,949
BroadSoft, Inc. (a)	2,609	102,181
Cadence Design Systems, Inc. (a)	28,292	656,091
Callidus Software, Inc. (a)	5,293	96,862
CDK Global, Inc.	12,844	610,989
Citrix Systems, Inc. (a)	14,640	1,198,138
Ebix, Inc.	2,596	124,920
Ellie Mae, Inc. (a)	2,722	227,559
EnerNOC, Inc. (a)	2,601	17,739
Epiq Systems, Inc.	1,837	27,132
Fair Isaac Corp.	2,981	318,103
Glu Mobile, Inc. (a)	12,202	32,579
Guidewire Software, Inc. (a)	6,800	387,396
HubSpot, Inc. (a)	1,434	63,512
Interactive Intelligence Group, Inc. (a)	1,741	64,713
Intuit, Inc.	23,832	2,404,410
Jive Software, Inc. (a)	3,952	16,085
Manhattan Associates, Inc. (a)	6,953	420,935
Mentor Graphics Corp.	9,610	191,816
MicroStrategy, Inc. Class A (a)	911	163,361
MobileIron, Inc. (a)	2,949	11,295
Monotype Imaging Holdings, Inc.	3,736	82,304
Nuance Communications, Inc. (a)	23,622	405,826
Paycom Software, Inc. (a)	4,003	152,955
Paylocity Holding Corp. (a)	1,953	74,741
Pegasystems, Inc.	3,761	99,253

	Shares	Value
PROS Holdings, Inc. (a)	2,491	$29,294
PTC, Inc. (a)	10,893	397,159
QAD, Inc. Class A	842	16,512
Qlik Technologies, Inc. (a)	8,816	271,445
RealPage, Inc. (a)	4,209	92,556
RingCentral, Inc. Class A (a)	4,513	86,108
Salesforce.com, Inc. (a)	59,934	4,542,997
Silver Spring Networks, Inc. (a)	2,986	41,953
Splunk, Inc. (a)	12,231	635,767
SS&C Technologies Holdings, Inc.	8,336	509,746
Synchronoss Technologies, Inc. (a)	3,565	110,765
Synopsys, Inc. (a)	14,780	702,346
Tangoe, Inc. (a)	3,682	32,475
Telenav, Inc. (a)	2,928	16,690
Textura Corp. (a)	1,787	47,159
The Ultimate Software Group, Inc. (a)	2,591	509,365
TiVo, Inc. (a)	9,625	96,057
Tyler Technologies, Inc. (a)	3,057	447,575
Verint Systems, Inc. (a)	5,981	202,397
Workday, Inc. Class A (a)	10,624	796,588
Workiva, Inc. (a)	2,166	25,797
Xura, Inc. (a)	2,175	48,698
Zendesk, Inc. (a)	4,577	103,440

		25,135,232

Home Entertainment Software – 1.0%
Activision Blizzard, Inc.	48,604	1,675,380
Electronic Arts, Inc. (a)	29,519	1,825,750
Take-Two Interactive Software, Inc. (a)	8,001	273,474
Zynga, Inc. Class A (a)	76,970	183,189

		3,957,793

Systems Software – 14.0%
A10 Networks, Inc. (a)	2,830	16,895
Barracuda Networks, Inc. (a)	1,770	31,187
CA, Inc.	31,216	925,867
CommVault Systems, Inc. (a)	4,091	179,063
FireEye, Inc. (a)	13,895	241,078
Fleetmatics Group PLC (a)	3,670	133,038
Fortinet, Inc. (a)	13,986	454,685
Gigamon, Inc. (a)	1,549	50,482
Imperva, Inc. (a)	2,667	123,962
Infoblox, Inc. (a)	5,540	92,684
Microsoft Corp.	720,984	35,955,472
NetSuite, Inc. (a)	3,750	303,900
Oracle Corp.	303,889	12,113,016
Progress Software Corp. (a)	4,239	108,179
Proofpoint, Inc. (a)	3,604	209,969
Qualys, Inc. (a)	2,332	58,720
Rapid7, Inc. (a)	1,477	18,492
Red Hat, Inc. (a)	17,403	1,276,858
Rovi Corp. (a)	7,821	137,806
ServiceNow, Inc. (a)	14,343	1,025,238

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Symantec Corp.	64,051	$1,066,129
Tableau Software, Inc. Class A (a)	4,984	257,673
The Rubicon Project, Inc. (a)	2,667	51,660
TubeMogul, Inc. (a)	1,593	20,645
Varonis Systems, Inc. (a)	1,028	19,686
VASCO Data Security International, Inc. (a)	3,053	52,908
VMware, Inc. Class A (a)	7,472	425,232

		55,350,524

TOTAL SOFTWARE		84,443,549

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 16.2%
Technology Hardware, Storage & Peripherals – 16.2%
3D Systems Corp. (a)	10,195	180,350
Apple, Inc.	529,711	49,655,109
Cray, Inc. (a)	3,850	145,799
Diebold, Inc.	5,860	153,942
Eastman Kodak Co. (a)	1,775	20,980
Electronics For Imaging, Inc. (a)	4,563	181,790
EMC Corp.	184,214	4,809,828
Hewlett Packard Enterprise Co.	171,501	2,857,207
HP, Inc.	170,861	2,096,464
Immersion Corp. (a)	2,464	18,012
Lexmark International, Inc. Class A	5,821	224,691
NCR Corp. (a)	12,057	350,738
NetApp, Inc.	27,696	654,733

	Shares	Value
Nimble Storage, Inc. (a)	3,283	$24,229
Quantum Corp. (a)	22,526	10,369
SanDisk Corp.	19,041	1,430,550
Seagate Technology PLC	28,500	620,445
Super Micro Computer, Inc. (a)	3,709	99,809
Western Digital Corp.	22,023	899,970

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		64,435,015

TOTAL COMMON STOCKS (Cost $422,785,768)		397,051,951

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $764,768)	764,768	764,768

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $423,550,536)		397,816,719

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(552,879)

NET ASSETS – 100%		$397,263,840

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$397,051,951	$397,051,951	$—	$—
Money Market Funds	764,768	764,768	—	—

Total Investments in Securities:	$397,816,719	$397,816,719	$—	$—

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $423,893,775. Net unrealized depreciation aggregated $26,077,056, of which $11,462,934 related to appreciated investment securities and $37,539,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be

Quarterly Report	6

utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

April 30, 2016

1.9584816.102

T08-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 66.7%
Commodity Chemicals – 6.2%
Axiall Corp.	7,577	$178,439
Cabot Corp.	6,771	330,357
Calgon Carbon Corp.	5,639	92,423
Hawkins, Inc.	1,062	41,556
Koppers Holdings, Inc. (a)	2,233	56,115
Kronos Worldwide, Inc.	2,505	16,658
LyondellBasell Industries N.V. Class A	41,313	3,415,346
Olin Corp.	17,885	389,714
Tredegar Corp.	2,500	39,900
Trinseo S.A. (a)	2,288	97,904
Tronox Ltd. Class A	7,147	52,030
Westlake Chemical Corp.	4,974	249,645

		4,960,087

Diversified Chemicals – 18.1%
Eastman Chemical Co.	16,061	1,226,739
EI du Pont de Nemours & Co.	94,775	6,246,621
Huntsman Corp.	22,661	356,684
LSB Industries, Inc. (a)	2,038	26,820
The Chemours Co.	19,622	178,953
The Dow Chemical Co.	121,584	6,396,534

		14,432,351

Fertilizers & Agricultural Chemicals – 9.2%
AgroFresh Solutions, Inc. (a)	2,394	14,915
American Vanguard Corp. (a)	2,875	47,581
CF Industries Holdings, Inc.	25,183	832,802
FMC Corp.	14,456	625,367
Intrepid Potash, Inc. (a)	5,928	7,588
Monsanto Co.	47,564	4,455,795
The Mosaic Co.	34,480	965,095
The Scotts Miracle-Gro Co. Class A	4,994	353,475

		7,302,618

Industrial Gases – 9.9%
Air Products & Chemicals, Inc.	22,131	3,228,691
Airgas, Inc.	7,011	998,647
Praxair, Inc.	30,800	3,617,768

		7,845,106

Specialty Chemicals – 23.3%
A Schulman, Inc. Class A	3,129	87,268
Albemarle Corp.	12,141	803,249
Ashland, Inc.	6,873	767,027
Axalta Coating Systems Ltd. (a)	15,466	440,317
Balchem Corp.	3,403	208,808
Celanese Corp. Class A	15,878	1,122,575
Chemtura Corp. (a)	6,524	181,693
Ecolab, Inc.	28,739	3,304,410
Ferro Corp. (a)	8,476	107,984
Flotek Industries, Inc. (a)	5,772	54,545
FutureFuel Corp.	2,647	29,752
GCP Applied Technologies, Inc. (a)	7,848	173,676
HB Fuller Co.	5,477	244,931
Innophos Holdings, Inc.	2,086	77,099
Innospec, Inc.	2,619	126,655

	Shares	Value
International Flavors & Fragrances, Inc.	8,681	$1,037,119
Kraton Performance Polymers, Inc. (a)	3,285	74,602
Minerals Technologies, Inc.	3,765	225,523
NewMarket Corp.	1,099	446,260
OMNOVA Solutions, Inc. (a)	5,027	35,943
Platform Specialty Products Corp. (a)	16,000	164,800
PolyOne Corp.	9,353	336,521
PPG Industries, Inc.	29,116	3,214,115
Quaker Chemical Corp.	1,426	127,000
Rayonier Advanced Materials, Inc.	4,670	47,868
RPM International, Inc.	14,392	727,228
Sensient Technologies Corp.	4,903	329,727
Solazyme, Inc. (a)	6,468	15,135
Stepan Co.	2,159	132,325
The Sherwin-Williams Co.	8,559	2,459,086
The Valspar Corp.	8,171	871,764
WR Grace & Co. (a)	7,638	585,682

		18,560,687

TOTAL CHEMICALS		53,100,849

CONSTRUCTION MATERIALS – 4.3%
Construction Materials – 4.3%
Eagle Materials, Inc.	5,398	400,100
Headwaters, Inc. (a)	7,937	158,819
Martin Marietta Materials, Inc.	6,081	1,029,087
Summit Materials, Inc. Class A (a)	6,442	134,638
United States Lime & Minerals, Inc.	245	13,125
US Concrete, Inc. (a)	1,517	93,690
Vulcan Materials Co.	14,419	1,551,917

TOTAL CONSTRUCTION MATERIALS		3,381,376

CONTAINERS & PACKAGING – 13.0%
Metal & Glass Containers – 4.3%
Aptargroup, Inc.	6,737	512,012
Ball Corp.	14,017	1,000,533
Berry Plastics Group, Inc. (a)	12,975	467,360
Crown Holdings, Inc. (a)	15,086	798,955
Greif, Inc. Class A	2,804	97,299
Myers Industries, Inc.	2,628	35,425
Owens-Illinois, Inc. (a)	16,565	305,790
Silgan Holdings, Inc.	4,916	249,438

		3,466,812

Paper Packaging – 8.7%
Avery Dennison Corp.	9,857	715,717
Bemis Co., Inc.	10,363	520,015
Graphic Packaging Holding Co.	35,505	471,506
International Paper Co.	42,589	1,842,826
Packaging Corp. of America	10,486	680,332
Sealed Air Corp.	21,359	1,011,562
Sonoco Products Co.	10,919	511,992
WestRock Co.	27,829	1,164,644

		6,918,594

TOTAL CONTAINERS & PACKAGING		10,385,406

Quarterly Report	2

Common Stocks – continued
	Shares	Value
METALS & MINING – 14.2%
Aluminum – 2.2%
Alcoa, Inc.	141,710	$1,582,901
Century Aluminum Co. (a)	5,570	49,127
Kaiser Aluminum Corp.	1,473	139,685

		1,771,713

Diversified Metals & Mining – 2.6%
Compass Minerals International, Inc.	3,653	273,829
Freeport-McMoRan, Inc.	125,038	1,750,532
Materion Corp.	2,057	59,632

		2,083,993

Gold – 3.2%
McEwen Mining, Inc.	24,132	62,743
Newmont Mining Corp.	57,213	2,000,739
Royal Gold, Inc.	7,073	442,911

		2,506,393

Precious Metals & Minerals – 0.2%
Stillwater Mining Co. (a)	13,188	160,894

Silver – 0.4%
Coeur Mining, Inc. (a)	15,047	121,881
Hecla Mining Co.	41,097	177,128

		299,009

Steel – 5.6%
AK Steel Holding Corp. (a)	24,899	116,527
Allegheny Technologies, Inc.	11,772	192,354
Carpenter Technology Corp.	5,297	187,567
Cliffs Natural Resources, Inc. (a)	15,087	79,508
Commercial Metals Co.	12,668	227,011
Haynes International, Inc.	1,367	51,304
Nucor Corp.	34,559	1,720,347
Reliance Steel & Aluminum Co.	7,756	573,711
Schnitzer Steel Industries, Inc. Class A	2,884	59,468
Steel Dynamics, Inc.	26,186	660,149
SunCoke Energy, Inc.	7,047	52,359
TimkenSteel Corp.	3,731	47,533
United States Steel Corp.	15,797	301,881
Worthington Industries, Inc.	5,176	195,394

		4,465,113

TOTAL METALS & MINING		11,287,115

	Shares	Value
PAPER & FOREST PRODUCTS – 1.7%
Forest Products – 0.5%
Boise Cascade Co. (a)	4,185	$87,341
Deltic Timber Corp.	1,202	75,125
Louisiana-Pacific Corp. (a)	15,476	263,092

		425,558

Paper Products – 1.2%
Clearwater Paper Corp. (a)	1,925	115,000
Domtar Corp.	6,833	264,027
KapStone Paper and Packaging Corp.	9,414	149,588
Mercer International, Inc.	5,119	43,000
Neenah Paper, Inc.	1,819	118,399
PH Glatfelter Co.	4,719	108,207
Resolute Forest Products, Inc. (a)	6,914	40,170
Schweitzer-Mauduit International, Inc.	3,349	115,172

		953,563

TOTAL PAPER & FOREST PRODUCTS		1,379,121

TOTAL COMMON STOCKS (Cost $85,979,600)		79,533,867

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $48,307)	48,307	48,307

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $86,027,907)		79,582,174

NET OTHER ASSETS (LIABILITIES) – 0.0%		11,435

NET ASSETS – 100%		$79,593,609

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$79,533,867	$79,533,867	$—	$—
Money Market Funds	48,307	48,307	—	—

Total Investments in Securities:	$79,582,174	$79,582,174	$—	$—

3	Quarterly Report

Investments (Unaudited) – continued

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $86,109,262. Net unrealized depreciation aggregated $6,527,088, of which $1,183,657 related to appreciated investment securities and $7,710,745 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

April 30, 2016

1.9862676.101

T16-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.8%
Diversified REIT’s – 6.6%
American Assets Trust, Inc.	2,249	$89,218
Cousins Properties, Inc.	13,587	140,625
Duke Realty Corp.	22,736	497,236
Empire State Realty Trust, Inc. Class A	7,414	137,233
First Potomac Realty Trust	3,999	33,632
Forest City Realty Trust, Inc. Class A	15,944	331,316
Global Net Lease, Inc.	11,335	96,007
Gramercy Property Trust	27,880	236,144
Investors Real Estate Trust	8,412	50,640
Lexington Realty Trust	13,986	122,797
Liberty Property Trust	9,733	339,682
NorthStar Realty Finance Corp.	12,469	159,478
One Liberty Properties, Inc.	934	21,874
PS Business Parks, Inc.	1,339	128,223
RAIT Financial Trust	6,020	18,301
Select Income REIT	4,457	103,180
Spirit Realty Capital, Inc.	31,366	358,513
STORE Capital Corp.	9,331	239,527
VEREIT, Inc.	59,593	529,186
Washington Real Estate Investment Trust	4,794	137,444
Winthrop Realty Trust	2,154	27,399
WP Carey, Inc.	6,557	400,567

		4,198,222

Health Care REIT’s – 9.7%
Care Capital Properties, Inc.	5,575	148,685
CareTrust REIT, Inc.	3,859	49,087
HCP, Inc.	30,633	1,036,314
Healthcare Realty Trust, Inc.	6,677	202,180
Healthcare Trust of America, Inc. Class A	8,421	243,283
LTC Properties, Inc.	2,384	110,594
Medical Properties Trust, Inc.	15,790	210,165
National Health Investors, Inc.	2,376	161,782
New Senior Investment Group, Inc.	5,817	62,824
Omega Healthcare Investors, Inc.	12,369	417,701
Physicians Realty Trust	8,695	157,640
Sabra Health Care REIT, Inc.	4,301	90,708
Senior Housing Properties Trust	15,430	271,259
Universal Health Realty Income Trust	112	6,115
Ventas, Inc.	21,933	1,362,478
Welltower, Inc.	23,307	1,617,972

		6,148,787

Hotel & Resort REIT’s – 4.2%
Apple Hospitality REIT, Inc.	10,992	208,078
Ashford Hospitality Prime, Inc.	1,879	21,026
Ashford Hospitality Trust, Inc.	6,583	36,799
Chatham Lodging Trust	2,580	54,980
Chesapeake Lodging Trust	4,003	98,594
DiamondRock Hospitality Co.	13,404	119,430
FelCor Lodging Trust, Inc.	9,138	65,428
Hersha Hospitality Trust	2,811	54,224
Hospitality Properties Trust	9,276	237,373

	Shares	Value
Host Hotels & Resorts, Inc.	49,502	$783,121
LaSalle Hotel Properties	7,491	179,035
Pebblebrook Hotel Trust	4,792	132,451
RLJ Lodging Trust	8,352	175,977
Ryman Hospitality Properties, Inc.	3,073	158,352
Summit Hotel Properties, Inc.	5,873	66,952
Sunstone Hotel Investors, Inc.	14,346	183,772
Xenia Hotels & Resorts, Inc.	7,087	108,998

		2,684,590

Industrial REIT’s – 3.7%
DCT Industrial Trust, Inc.	5,863	236,689
EastGroup Properties, Inc.	2,143	128,044
First Industrial Realty Trust, Inc.	6,173	141,609
Monmouth Real Estate Investment Corp. Class A	3,747	43,091
Prologis, Inc.	34,532	1,568,098
Rexford Industrial Realty, Inc.	4,269	80,129
STAG Industrial, Inc.	4,568	91,177
Terreno Realty Corp.	2,920	66,489

		2,355,326

Mortgage REIT’s – 5.4%
AG Mortgage Investment Trust, Inc.	1,918	25,682
Altisource Residential Corp.	3,858	44,830
American Capital Agency Corp.	22,814	419,093
American Capital Mortgage Investment Corp.	3,429	50,852
Annaly Capital Management, Inc.	62,419	650,406
Anworth Mortgage Asset Corp.	6,884	32,493
Apollo Commercial Real Estate Finance, Inc.	4,524	72,067
Apollo Residential Mortgage, Inc.	2,201	29,846
ARMOUR Residential REIT, Inc.	2,712	57,711
Blackstone Mortgage Trust, Inc. Class A	5,902	162,187
Capstead Mortgage Corp.	6,420	62,402
Chimera Investment Corp.	11,931	169,420
Colony Financial, Inc. Class A	7,369	130,284
CYS Investments, Inc.	10,439	84,660
Dynex Capital, Inc.	3,302	21,463
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,462	47,763
Hatteras Financial Corp.	6,485	103,047
Invesco Mortgage Capital, Inc.	7,893	101,425
iStar, Inc. (a)	5,720	56,056
Ladder Capital Corp.	3,090	36,802
MFA Financial, Inc.	24,630	170,193
New Residential Investment Corp.	15,309	185,239
New York Mortgage Trust, Inc.	7,473	38,860
Newcastle Investment Corp.	4,450	19,313
Redwood Trust, Inc.	5,536	71,747
Resource Capital Corp.	2,257	26,813
Starwood Property Trust, Inc.	15,738	304,688
Two Harbors Investment Corp.	24,182	189,345
United Development Funding IV	1,811	5,795
Western Asset Mortgage Capital Corp.	2,923	29,142

		3,399,624

Quarterly Report	2

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Office REIT’s – 9.9%
Alexandria Real Estate Equities, Inc.	4,792	$445,416
Boston Properties, Inc.	10,117	1,303,677
Brandywine Realty Trust	11,643	174,063
Columbia Property Trust, Inc.	7,850	175,055
Corporate Office Properties Trust	6,265	160,885
Douglas Emmett, Inc.	9,239	299,806
Easterly Government Properties, Inc.	1,034	19,077
Equity Commonwealth (a)	7,965	222,303
Franklin Street Properties Corp.	6,050	64,251
Government Properties Income Trust	1,943	36,762
Highwoods Properties, Inc.	6,315	295,100
Hudson Pacific Properties, Inc.	5,070	148,297
Kilroy Realty Corp.	6,074	393,656
Mack-Cali Realty Corp.	5,655	144,542
New York REIT, Inc.	10,840	106,557
NorthStar Realty Europe Corp.	4,299	51,287
Paramount Group, Inc.	10,572	176,552
Parkway Properties, Inc.	5,533	91,018
Piedmont Office Realty Trust, Inc. Class A	9,666	192,450
SL Green Realty Corp.	6,569	690,271
Tier REIT, Inc.	3,243	48,904
Vornado Realty Trust	11,178	1,070,070

		6,309,999

Residential REIT’s – 12.5%
American Campus Communities, Inc.	8,462	378,674
American Homes 4 Rent Class A	11,287	178,560
Apartment Investment & Management Co. Class A	10,343	414,341
AvalonBay Communities, Inc.	9,015	1,593,762
Camden Property Trust	5,738	463,229
Colony Starwood Homes	2,788	67,943
Education Realty Trust, Inc.	4,118	163,773
Equity Lifestyle Properties, Inc.	5,294	362,586
Equity Residential	23,989	1,632,931
Essex Property Trust, Inc.	4,349	958,737
Mid-America Apartment Communities, Inc.	4,967	475,392
Monogram Residential Trust, Inc.	10,602	107,398
Post Properties, Inc.	3,588	205,808
Silver Bay Realty Trust Corp.	2,365	34,529
Sun Communities, Inc.	4,015	272,498
UDR, Inc.	17,255	602,545

		7,912,706

Retail REIT’s – 19.7%
Acadia Realty Trust	4,586	154,548
Agree Realty Corp.	1,325	51,383
Alexander’s, Inc.	156	59,696
Brixmor Property Group, Inc.	13,808	348,652
CBL & Associates Properties, Inc.	11,349	132,556
Cedar Realty Trust, Inc.	4,894	33,866
DDR Corp.	20,364	356,370
Equity One, Inc.	6,042	170,989

	Shares	Value
Federal Realty Investment Trust	4,571	$695,158
General Growth Properties, Inc.	37,787	1,059,170
Getty Realty Corp.	1,804	35,503
Kimco Realty Corp.	27,220	765,426
Kite Realty Group Trust	5,557	151,317
National Retail Properties, Inc.	9,007	394,146
Pennsylvania Real Estate Investment Trust	4,623	106,052
Ramco-Gershenson Properties Trust	5,325	94,306
Realty Income Corp.	16,440	973,248
Regency Centers Corp.	6,222	458,561
Retail Opportunity Investments Corp.	6,603	129,881
Retail Properties of America, Inc. Class A	15,728	251,491
Rouse Properties, Inc.	2,759	50,959
Saul Centers, Inc.	845	44,937
Seritage Growth Properties, Class A	1,653	88,221
Simon Property Group, Inc.	20,368	4,097,431
Tanger Factory Outlet Centers	6,362	223,179
Taubman Centers, Inc.	3,974	275,994
The Macerich Co.	8,866	674,525
Urban Edge Properties	6,614	171,567
Urstadt Biddle Properties, Inc. Class A	662	13,611
Weingarten Realty Investors	7,800	287,976
WP Glimcher, Inc.	12,241	128,408

		12,479,127

Specialized REIT’s – 25.1%
American Tower Corp.	27,886	2,924,684
CatchMark Timber Trust, Inc. Class A	2,588	27,459
Communications Sales & Leasing, Inc.	8,504	197,548
CoreSite Realty Corp.	1,989	149,036
Corrections Corp. of America	7,768	236,302
Crown Castle International Corp.	21,979	1,909,535
CubeSmart	11,418	338,087
CyrusOne, Inc.	4,648	205,116
Digital Realty Trust, Inc.	9,642	848,303
DuPont Fabros Technology, Inc.	4,860	193,525
EPR Properties	3,960	260,885
Equinix, Inc.	4,395	1,451,888
Extra Space Storage, Inc.	7,725	656,239
Four Corners Property Trust, Inc.	3,801	67,468
Gaming and Leisure Properties, Inc.	11,454	375,577
InfraREIT, Inc.	2,823	46,805
Iron Mountain, Inc.	16,641	607,896
Lamar Advertising Co. Class A	5,401	335,078
Outfront Media, Inc.	9,136	198,160
Potlatch Corp.	2,689	94,707
Public Storage	9,691	2,372,454
QTS Realty Trust, Inc. Class A	3,115	150,828
Rayonier, Inc.	8,215	202,746
Sovran Self Storage, Inc.	2,584	274,472
The Geo Group, Inc.	4,934	158,036
Weyerhaeuser Co.	51,964	1,669,084

		15,951,918

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		61,440,299

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.1%
Diversified Real Estate Activities – 0.3%
Alexander & Baldwin, Inc.	3,097	$118,430
Tejon Ranch Co. (a)	1,108	24,952
The RMR Group, Inc. Class A	497	12,385
The St Joe Co. (a)	2,134	35,958

		191,725

Real Estate Development – 0.4%
Forestar Group, Inc. (a)	2,255	30,442
The Howard Hughes Corp. (a)	2,369	249,148

		279,590

Real Estate Services – 2.4%
Altisource Portfolio Solutions S.A. (a)	993	31,071
CBRE Group, Inc. Class A (a)	19,808	586,911
Jones Lang LaSalle, Inc.	2,979	343,091
Kennedy-Wilson Holdings, Inc.	5,728	123,782
Marcus & Millichap, Inc. (a)	980	24,578
RE/MAX Holdings, Inc. Class A	1,152	42,394
Realogy Holdings Corp. (a)	9,665	345,427

		1,497,254

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,968,569

TOTAL COMMON STOCKS (Cost $63,530,902)		63,408,868

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $96,842)	96,842	$96,842

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $63,627,744)		63,505,710

NET OTHER ASSETS (LIABILITIES) – 0.0%		(26,291)

NET ASSETS – 100%		$63,479,419

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$63,408,868	$63,403,073	$—	$5,795
Money Market Funds	96,842	96,842	—	—

Total Investments in Securities:	$63,505,710	$63,499,915	$—	$5,795

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $63,864,062. Net unrealized depreciation aggregated $358,352, of which $2,023,577 related to appreciated investment securities and $2,381,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of

Quarterly Report	4

the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

April 30, 2016

1.9584818.102

T09-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 85.2%
Alternative Carriers – 21.5%
8x8, Inc. (a)	206,727	$2,344,284
Cogent Communications Holdings, Inc.	76,038	2,942,671
Globalstar, Inc. (a)	1,794,084	3,498,464
Inteliquent, Inc.	123,476	2,048,467
Iridium Communications, Inc. (a)	292,785	2,362,775
Level 3 Communications, Inc. (a)	133,206	6,961,345
Lumos Networks Corp. (a)	173,602	2,213,425
ORBCOMM, Inc. (a)	323,426	3,205,152
pdvWireless, Inc. (a)	82,177	3,318,307
Straight Path Communications, Inc. (a)	117,360	4,295,376
Vonage Holdings Corp. (a)	447,719	2,090,848

		35,281,114

Integrated Telecommunication Services – 63.7%
AT&T, Inc.	931,671	36,167,468
Atlantic Tele-Network, Inc.	29,879	2,148,599
CenturyLink, Inc.	234,167	7,247,469
Cincinnati Bell, Inc. (a)	682,028	2,605,347
Consolidated Communications Holdings, Inc.	109,031	2,577,493
FairPoint Communications, Inc. (a)	148,280	1,966,193
Frontier Communications Corp.	734,951	4,086,327
General Communication, Inc. Class A (a)	114,029	1,927,090
IDT Corp. Class B	168,894	2,590,834
SBA Communications Corp. Class A (a)	58,846	6,063,492
Verizon Communications, Inc.	676,076	34,439,311
Windstream Holding, Inc.	333,717	2,896,664

		104,716,287

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		139,997,401

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 14.7%
Wireless Telecommunication Services – 14.7%
Boingo Wireless, Inc. (a)	341,846	$2,628,796
Contra Leap Wireless (a)	18,242	47,064
NII Holdings, Inc. (a)	495,196	2,614,635
Shenandoah Telecommunications Co.	99,721	2,860,995
Spok Holdings, Inc.	121,739	2,068,345
Sprint Corp. (a)	859,848	2,949,279
T-Mobile US, Inc. (a)	140,989	5,538,048
Telephone & Data Systems, Inc.	107,432	3,176,764
United States Cellular Corp. (a)	55,639	2,372,447

TOTAL WIRELESS TELECOMMUNICATION SERVICES		24,256,373

TOTAL COMMON STOCKS (Cost $150,481,682)		164,253,774

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $137,706)	137,706	137,706

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $150,619,388)		164,391,480

NET OTHER ASSETS (LIABILITIES) – 0.0%		(68,998)

NET ASSETS – 100%		$164,322,482

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$164,253,774	$164,206,710	$—	$47,064
Money Market Funds	137,706	137,706	—	—

Total Investments in Securities:	$164,391,480	$164,344,416	$—	$47,064

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $151,484,084. Net unrealized appreciation aggregated $12,907,396, of which $14,623,250 related to appreciated investment securities and $1,715,854 related to depreciated investment securities.

Quarterly Report	2

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 –unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

April 30, 2016

1.9584800.102

T11-QTLY-0616

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 56.6%
Electric Utilities – 56.6%
ALLETE, Inc.	15,764	$885,779
Alliant Energy Corp.	38,393	2,707,474
American Electric Power Co., Inc.	166,224	10,555,224
Duke Energy Corp.	233,116	18,364,878
Edison International	110,343	7,802,354
El Paso Electric Co.	13,704	618,050
Empire District Electric Co.	14,784	497,777
Entergy Corp.	60,415	4,542,000
Eversource Energy	107,424	6,063,011
Exelon Corp.	311,428	10,928,009
FirstEnergy Corp.	143,274	4,669,300
Great Plains Energy, Inc.	52,282	1,632,767
Hawaiian Electric Industries, Inc.	36,394	1,189,720
IDACORP, Inc.	17,052	1,240,192
ITC Holdings Corp.	51,959	2,289,833
MGE Energy, Inc.	11,767	586,585
NextEra Energy, Inc.	155,967	18,338,600
OGE Energy Corp.	67,635	2,001,320
Otter Tail Corp.	11,428	330,498
PG&E Corp.	166,102	9,667,136
Pinnacle West Capital Corp.	37,542	2,727,426
PNM Resources, Inc.	26,974	854,536
Portland General Electric Co.	30,065	1,194,182
PPL Corp.	227,516	8,563,702
The Southern Co.	307,828	15,422,183
Westar Energy, Inc.	47,870	2,470,571
Xcel Energy, Inc.	171,874	6,880,116

TOTAL ELECTRIC UTILITIES		143,023,223

GAS UTILITIES – 7.3%
Gas Utilities – 7.3%
AGL Resources, Inc.	40,724	2,682,083
Atmos Energy Corp.	34,564	2,507,618
Chesapeake Utilities Corp.	5,146	306,290
National Fuel Gas Co.	24,367	1,352,368
New Jersey Resources Corp.	29,061	1,036,896
Northwest Natural Gas Co.	9,256	477,054
ONE Gas, Inc.	17,665	1,032,873
Piedmont Natural Gas Co., Inc.	26,876	1,607,185
Questar Corp.	59,216	1,484,545
South Jersey Industries, Inc.	23,493	655,690
Southwest Gas Corp.	16,046	1,041,546
Spire, Inc.	14,682	939,061
UGI Corp.	58,401	2,350,056
WGL Holdings, Inc.	16,879	1,145,915

TOTAL GAS UTILITIES		18,619,180

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.6%
Independent Power Producers & Energy Traders – 2.9%
AES Corp.	227,882	2,543,163
Calpine Corp. (a)	114,813	1,811,749

	Shares	Value
Dynegy, Inc. (a)	30,726	$541,699
NRG Energy, Inc.	106,407	1,606,746
NRG Yield, Inc. Class A	11,688	176,840
NRG Yield, Inc. Class C	21,214	343,243
Talen Energy Corp. (a)	28,193	328,730

		7,352,170

Renewable Electricity – 0.7%
8Point3 Energy Partners LP	6,705	105,738
NextEra Energy Partners LP	13,728	396,602
Ormat Technologies, Inc.	12,432	539,549
Pattern Energy Group, Inc.	20,173	423,633
TerraForm Global, Inc. Class A (a)	16,083	46,801
TerraForm Power, Inc. Class A (a)	16,183	172,834
Vivint Solar, Inc. (a)	7,076	23,634

		1,708,791

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		9,060,961

MULTI-UTILITIES – 29.2%
Multi-Utilities – 29.2%
Ameren Corp.	82,175	3,944,400
Avista Corp.	21,116	846,118
Black Hills Corp.	17,335	1,050,328
CenterPoint Energy, Inc.	138,431	2,969,345
CMS Energy Corp.	94,110	3,828,395
Consolidated Edison, Inc.	99,295	7,407,407
Dominion Resources, Inc.	201,618	14,409,638
DTE Energy Co.	60,784	5,419,501
MDU Resources Group, Inc.	62,828	1,260,330
NiSource, Inc.	107,928	2,451,045
NorthWestern Corp.	16,314	927,288
Public Service Enterprise Group, Inc.	171,353	7,904,514
SCANA Corp.	45,982	3,158,504
Sempra Energy	79,858	8,253,324
TECO Energy, Inc.	79,667	2,212,353
Unitil Corp.	4,495	177,642
Vectren Corp.	28,011	1,368,337
WEC Energy Group, Inc.	106,913	6,223,406

TOTAL MULTI-UTILITIES		73,811,875

WATER UTILITIES – 3.1%
Water Utilities – 3.1%
American States Water Co.	12,437	518,499
American Water Works Co., Inc.	60,782	4,422,498
Aqua America, Inc.	59,753	1,891,780
California Water Service Group	16,164	451,460
Connecticut Water Service, Inc.	3,760	176,795
Middlesex Water Co.	5,463	199,837
SJW Corp.	5,174	178,037

TOTAL WATER UTILITIES		7,838,906

TOTAL COMMON STOCKS (Cost $245,551,201)		252,354,145

Quarterly Report	2

Money Market Funds – 0.1%
	Shares	Value

SSgA US Treasury Money Market Fund, 0.10% (b) (Cost $257,870)	257,870	$257,870

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $245,809,071)		252,612,015

NET OTHER ASSETS (LIABILITIES) – 0.1%		135,312

NET ASSETS – 100%		$252,747,327

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$252,354,145	$252,354,145	$—	$—
Money Market Funds	257,870	257,870	—	—

Total Investments in Securities:	$252,612,015	$252,612,015	$—	$—

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $246,086,204. Net unrealized appreciation aggregated $6,525,811, of which $10,087,743 related to appreciated investment securities and $3,561,932 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2016

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016